UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
March 31, 2007
BULLION - 5.01%	Troy Ounces	Value

Gold	47,899	$31,800,166
(Cost: $31,491,535)

COMMON STOCKS	Shares

Aircraft - 1.53%
Boeing Company (The)	109,151	9,704,615

Banks - 1.45%
Banco Itau Holding Financeira S.A., ADR	33,550	1,168,211
Housing Development Finance Corporation Limited (A)*	59,354	1,302,948
Standard Bank Group Limited (A)*	91,100	1,341,165
Standard Chartered PLC (A)	186,320	5,367,741
		9,180,065
Business Equipment and Services - 4.18%
Akamai Technologies, Inc.*	24,420	1,218,314
Bucyrus International, Inc., Class A	56,954	2,930,853
Ctrip.com International, Ltd.	146,836	9,835,809
Focus Media Holding Limited, ADR*	47,495	3,718,859
Infosys Technologies Limited (A)	25,594	1,188,665
Jacobs Engineering Group Inc.*	124,388	5,802,700
Mitsui & Co., Ltd. (A)	99,000	1,848,269
		26,543,469
Capital Equipment - 2.12%
China Shenhua Energy Company Limited, H Shares (A)	1,210,000	2,926,857
Deere & Company	27,527	2,990,533
Joy Global Inc.	68,535	2,940,494
Suntech Power Holdings Co., Ltd., ADR*	132,249	4,577,138
		13,435,022
Chemicals - Petroleum and Inorganic - 2.40%
E.I. du Pont de Nemours and Company	119,541	5,908,912
Monsanto Company	111,149	6,108,749
Yara International ASA (A)*	115,596	3,190,239
		15,207,900
Chemicals - Specialty - 0.29%
Mosaic Company*	69,449	1,851,510

Coal - 1.57%
CONSOL Energy Inc.	78,361	3,066,266
Peabody Energy Corporation	170,942	6,878,706
		9,944,972
Communications Equipment - 2.17%
Cisco Systems, Inc.*	283,402	7,225,334
Nokia Corporation, Series A, ADR	285,945	6,553,859
		13,779,193
Consumer Electronics - 2.17%
Nintendo Co., Ltd. (A)	47,400	13,776,731

Electronic Components - 1.04%
Cypress Semiconductor Corporation*	160,962	2,985,845
MEMC Electronic Materials, Inc.*	59,819	3,623,835
		6,609,680
Food and Related - 4.41%
Archer Daniels Midland Company	233,295	8,561,926
Bunge Limited	77,744	6,392,112
Cermaq ASA (A)*	89,300	1,674,843
Cosan S.A. Industria e Comercio (A)*	179,451	3,248,810
Kuala Lumpur Kepong Berhad (A)	1,029,200	3,572,061
Marine Harvest ASA (A)*	1,230,000	1,444,845
Olam International Limited (A)	1,528,000	3,081,884
		27,976,481
Forest and Paper Products - 0.31%
Pentair, Inc.	63,846	1,989,441

Gold and Precious Metals - 0.51%
Yanzhou Coal Mining Company Limited, Class H (A)*	3,374,000	3,229,989

Hospital Supply and Management - 0.57%
Wilmar International Limited (A)*	1,982,000	3,592,591

Hotels and Gaming - 0.98%
Las Vegas Sands, Inc.*	71,509	6,193,394

Household - General Products - 0.47%
Hengan International Group Company Limited (A)*	1,020,000	2,989,441

Mining - 7.16%
Arch Coal, Inc.	104,955	3,221,069
BHP Billiton Plc (A)	634,000	15,332,670
Cameco Corporation (A)	60,120	2,463,123
Rio Tinto plc (A)	241,885	13,813,296
Southern Copper Corporation	148,268	10,624,885
		45,455,043
Motor Vehicles - 2.44%
Suzuki Motor Corporation (A)	126,200	3,277,088
Tata Motors Limited (A)	73,383	1,229,437
Toyota Motor Corporation (A)	171,900	11,013,620
		15,520,145
Multiple Industry - 0.66%
IOI Corporation Berhad (A)	447,900	2,862,933
Reliance Industries Limited (A)*	42,151	1,328,874
		4,191,807
Non-Residential Construction - 1.90%
China Communications Construction Company Limited, H Shares (A)*	1,052,000	1,268,297
Fluor Corporation	62,459	5,603,821
Kurita Water Industries Ltd. (A)	214,700	5,192,592
		12,064,710
Petroleum - Domestic - 0.55%
Sasol Limited (A)*	104,560	3,488,696

Petroleum - International - 5.70%
Apache Corporation	89,147	6,302,693
China Petroleum & Chemical Corporation, H Shares (A)	7,362,000	6,228,044
Devon Energy Corporation	89,981	6,228,485
Exxon Mobil Corporation	166,722	12,579,175
Ultra Petroleum Corp.*	90,628	4,815,066
		36,153,463
Petroleum - Services - 2.00%
Baker Hughes Incorporated	191,943	12,693,191

Real Estate Investment Trust - 1.39%
Agile Property Holdings Limited (A)	2,572,000	2,534,639
Hongkong Land Holdings Limited	627,000	2,921,820
Keppel Land Limited (A)	540,000	3,381,340
		8,837,799
Security and Commodity Brokers - 17.35%
Chicago Mercantile Exchange Holdings Inc. (B)(C)	55,820	29,721,917
Deutsche Borse AG (A)	133,448	30,654,588
Goldman Sachs Group, Inc. (The)	30,604	6,323,705
NYMEX Holdings, Inc.*	73,200	9,937,632
Nomura Holdings, Inc. (A)*	227,000	4,729,167
Singapore Exchange Limited (A)	2,640,000	11,397,686
UBS AG	292,102	17,359,622
		110,124,317
Steel - 1.23%
Companhia Vale do Rio Doce, ADR	211,700	7,830,783

Timesharing and Software - 0.17%
Tencent Holdings Limited (A)	328,000	1,070,455

Utilities - Electric - 2.06%
Veolia Environment (A)	175,505	13,049,344

Utilities - Telephone - 6.91%
America Movil, S.A. de C.V.	167,351	7,997,704
China Mobile Limited (A)	1,981,500	18,018,247
Equinix, Inc.*	77,939	6,671,968
Open Joint Stock Company ''Vimpel-Communications'', ADR*	37,215	3,529,471
Reliance Communication Ventures Limited (A)*	132,233	1,280,499
Singapore Telecommunications Limited (A)	2,948,000	6,373,424
		43,871,313

TOTAL COMMON STOCKS - 75.69%		$480,355,560

(Cost: $418,019,376)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.16%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$1,000	1,028,480

Beverages - 0.28%
Central European Distribution Corporation,
8.0%, 7-25-12 (D)(E)	EUR810	1,174,007
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	600,000
		1,774,007
Construction Materials - 0.10%
Interface, Inc.,
9.5%, 2-1-14	550	598,125

Finance Companies - 0.67%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	920,250
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)	1,500	1,497,750
Russian Standard Bank,
7.5%, 10-7-10	600	574,668
Russian Standard Bank,
7.5%, 10-7-10 (F)	350	336,438
Toyota Motor Credit Corporation,
4.04%, 1-18-15 **	1,050	948,370
		4,277,476
Food and Related - 0.30%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	1,800	1,917,000

Forest and Paper Products - 0.08%
Sino-Forest Corporation,
9.125%, 8-17-11 (F)	475	514,187

Homebuilders, Mobile Homes - 0.10%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	627	647,064

Mining - 0.28%
Vedanta Resources plc,
6.625%, 2-22-10 (F)	1,800	1,802,250

Motion Pictures - 0.13%
Cinemark, Inc.,
0.0%, 3-15-14 (G)	900	823,500

Motor Vehicles - 0.17%
Hyundai Motor Company,
5.3%, 12-19-08 (D)	1,080	1,078,725

Non-Residential Construction - 0.17%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (D)	1,000	1,095,000

Railroad - 0.22%
TFM, S.A. de C.V.,
12.5%, 6-15-12	1,270	1,361,440

Trucking and Shipping - 0.15%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	950	964,250

Utilities - Electric - 0.24%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (D)(E)	BRL3,000	1,494,321

Utilities - Telephone - 0.34%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	$1,000	1,030,300
Open Joint Stock Company ''Vimpel-Communications'',
8.0%, 2-11-10	1,050	1,091,685
		2,121,985

TOTAL CORPORATE DEBT SECURITIES - 3.39%		$21,497,810

(Cost: $20,936,875)

OTHER GOVERNMENT SECURITIES

Argentina - 1.06%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35	48,400	6,703,400

Germany - 3.79%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (E)	EUR18,200	24,079,218

United Kingdom - 1.08%
United Kingdom Treasury:
5.75%, 12-7-09 (E)	GBP2,000	3,970,719
4.75%, 6-7-10 (E)	1,500	2,900,646
		6,871,365

TOTAL OTHER GOVERNMENT SECURITIES - 5.93%		$37,653,983

(Cost: $34,693,390)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.67%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$6,146	983,848
5.0%, 11-15-17	538	76,080
5.0%, 4-15-19	1,082	156,274
5.0%, 4-15-19	526	72,972
5.0%, 2-15-20	908	10,665
5.0%, 7-15-21	1,099	59,829
5.0%, 6-15-22	814	23,850
5.0%, 7-15-22	3,772	113,800
5.0%, 11-15-22	547	83,635
5.0%, 1-15-23	839	28,399
5.5%, 3-15-23	976	190,877
5.0%, 4-15-23	586	35,329
5.0%, 5-15-23	942	146,989
5.0%, 8-15-23	703	110,359
5.5%, 11-15-23	3,800	234,759
5.5%, 11-15-23	1,667	101,884
5.0%, 9-15-24	1,712	110,649
5.5%, 9-15-24	930	58,672
5.5%, 4-15-25	467	36,268
5.5%, 4-15-25	232	28,801
5.0%, 9-15-25	2,470	187,051
5.5%, 10-15-25	2,084	450,780
5.0%, 4-15-26	2,524	192,390
5.0%, 10-15-28	459	88,370
5.5%, 2-15-30	667	76,217
5.0%, 8-15-30	1,309	128,568
5.5%, 3-15-31	954	126,505
6.0%, 11-15-35	1,133	273,195
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,106	78,134
5.0%, 5-25-22	668	92,730
5.0%, 7-25-23	2,704	484,914
5.0%, 8-25-23	864	140,027
5.0%, 11-25-23	987	175,994
5.5%, 9-25-25	660	43,099
5.5%, 11-25-25	1,953	118,016
5.0%, 9-25-30	1,178	168,834
5.5%, 6-25-33	1,151	232,634
5.5%, 8-25-33	1,635	343,839
5.5%, 4-25-34	2,411	588,371
5.5%, 11-25-36	2,699	728,915
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	2,082	218,314
5.0%, 6-20-31	2,055	259,474
5.5%, 3-20-32	1,129	186,548
5.0%, 7-20-33	538	96,382
5.5%, 11-20-33	2,096	367,676
5.5%, 6-20-35	1,559	363,966
5.5%, 7-20-35	776	174,496
5.5%, 7-20-35	634	90,428
5.5%, 10-16-35	744	163,508
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	244	245,321
5.5%, 11-15-16	88	88,307
5.5%, 12-15-16	760	765,972
5.5%, 12-15-16	170	171,744
		10,574,658

Treasury Inflation Protected Obligation - 1.88%
United States Treasury Note,
2.0%, 1-15-14 (I)	11,000	11,932,597

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.55%		$22,507,255

(Cost: $21,860,208)

PUT OPTIONS - 0.01%	Number of Contracts

Chicago Mercantile Exchange Holdings Inc., April 540, Expires 4-23-07	60	$102,000
(Cost: $52,800)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.13%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (E)	CNY124,300	(26,702)
Chinese Yuan Renminbi, 5-9-07 (E)	150,900	184,977
Chinese Yuan Renminbi, 5-16-07 (E)	112,100	(42,446)
Eurodollar, 1-10-08 (E)	EUR15,900	286,981
Japanese Yen, 1-10-08 (E)	JPY4,770,000	(106,417)
New Taiwan Dollar, 5-22-07 (E)	TWD175,000	(215,412)
Russian Ruble, 6-25-07 (E)	RUB503,000	455,528
Singapore Dollar, 8-21-07 (E)	SGD8,500	147,153
South Korean Won, 4-19-07 (E)	KRW10,500,000	142,507
		$826,169

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.47%
United Technologies Corporation,
5.25%, 4-4-07	$3,000	2,998,688

Banks - 0.79%
Lloyds TSB Bank PLC,
5.265%, 4-2-07	5,000	4,999,269

Finance Companies - 1.57%
Prudential Funding LLC,
5.24%, 4-4-07	10,000	9,995,633

Health Care - Drugs - 2.05%
GlaxoSmithKline Finance plc,
5.29%, 4-10-07	6,000	5,992,065
GlaxoSmithKline Finance plc,
5.3%, 4-10-07	7,000	6,990,725
		12,982,790
Utilities - Telephone - 0.56%
AT&T Inc.,
5.41%, 4-2-07	3,547	3,546,467

Total Commercial Paper - 5.44%		34,522,847

Notes - 0.85%
Non-Residential Construction
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.37%, 4-4-07 **	5,400	5,400,000

TOTAL SHORT-TERM SECURITIES - 6.29%		$39,922,847

(Cost: $39,922,847)

TOTAL INVESTMENT SECURITIES - 100.00%		$634,665,790

(Cost: $566,977,031)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at March 31, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$4,000,000	$(198,031)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	4,000,000	(205,384)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	8,000,000	(407,829)
Goldman Sachs	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	6,400,000	(9,882)
Lehman Brothers	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	6,000,000	(9,266)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	21,400,000	(640,677)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	9,500,000	(284,413)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	7,100,000	(204,113)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	3,000,000	166,075
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	12,000,000	(359,258)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	4,600,000	(132,243)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	4,300,000	238,041
Bear Stearns	Federative Republic of Brazil	1.04%	3-20-12	3,500,000	(31,628)
Goldman Sachs	Federative Republic of Brazil	1.04%	3-20-12	3,700,000	(33,435)
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	5,200,000	(231,174)
Morgan Stanley	Federative Republic of Brazil	0.94%	4-20-12	6,200,000	(26,168)
Bear Stearns	Republic of Turkey	1.91%	3-20-12	3,100,000	(24,505)
Goldman Sachs	Republic of Turkey	1.92%	3-20-12	3,100,000	(25,810)
Goldman Sachs	Republic of Turkey	1.93%	3-20-12	3,100,000	(27,095)
Goldman Sachs	Republic of Turkey	1.76%	4-20-12	6,200,000	(3,138)
Lehman Brothers	Republic of Turkey	1.9%	3-20-12	3,100,000	(23,199)

					$(2,473,132)

*No dividends were paid during the preceding 12 months.

**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Listed on an exchange outside the United States.

(B)Security serves as cover for the following written call option outstanding as of March 31, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Chicago Mercantile Exchange Holdings Inc.	60	June/650	$44,850	$9,450

(C)Cash and security serves as collateral for the following open futures contracts at March 31, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

Nasdaq 100 E-Mini	Short	(695)	6-15-07	$(24,891,425)	$182,146
S&P 500 E-Mini	Short	(2,189)	6-15-07	(156,644,840)	(2,639,211)
Vix Index	Long	907	4-17-07	13,142,430	(997,396)

				$(168,393,835)	$(3,454,461)

(D)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $4,842,053, or 0.76% of total investments.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - New Taiwan Dollar).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $4,150,626 or 0.65% of total investments.

(G)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(H)Security represents the right to receive contingent annual payments based on the performance of Argentina's gross domestic product. Principal shown is the notional amount of the securities held by the Fund as of March 31, 2007.

(I)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Balanced Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.89%
Southwest Airlines Co.	333,000	$4,895,100

Aircraft - 1.62%
Boeing Company (The)	100,100	8,899,891

Banks - 3.54%
Bank of America Corporation	100,300	5,117,306
Northern Trust Corporation	137,200	8,246,406
Wells Fargo & Company	176,500	6,076,895
		19,440,607
Beverages - 3.45%
Anheuser-Busch Companies, Inc.	99,000	4,995,540
Brown-Forman Corporation, Class B	71,200	4,667,872
PepsiCo, Inc.	145,900	9,273,404
		18,936,816
Business Equipment and Services - 1.09%
Pitney Bowes Inc.	131,300	5,959,707

Chemicals - Petroleum and Inorganic - 1.29%
E.I. du Pont de Nemours and Company	143,400	7,088,262

Chemicals - Specialty - 1.24%
Air Products and Chemicals, Inc.	92,200	6,812,658

Communications Equipment - 4.73%
Cisco Systems, Inc.*	423,400	10,794,583
Nokia Corporation, Series A, ADR	339,500	7,781,340
QUALCOMM Incorporated	173,600	7,397,964
		25,973,887
Computers - Micro - 1.86%
Apple Inc.*	109,800	10,200,969

Computers - Peripherals - 1.22%
Microsoft Corporation	240,900	6,712,679

Defense - 2.56%
General Dynamics Corporation	183,600	14,027,040

Electrical Equipment - 1.07%
Emerson Electric Co.	136,600	5,886,094

Electronic Components - 2.58%
Microchip Technology Incorporated	210,700	7,489,331
Texas Instruments Incorporated	221,400	6,664,140
		14,153,471
Food and Related - 1.19%
Wm. Wrigley Jr. Company	127,600	6,498,668

Health Care - Drugs - 5.57%
Allergan, Inc.	67,300	7,458,186
Amgen Inc.*	81,100	4,529,840
Gilead Sciences, Inc.*	96,300	7,363,580
Novartis AG, ADR	72,600	3,966,138
Pfizer Inc.	286,900	7,247,094
		30,564,838
Health Care - General - 4.09%
DENTSPLY International Inc.	212,500	6,958,312
Johnson & Johnson	163,300	9,840,458
Zimmer Holdings, Inc.*	66,100	5,645,601
		22,444,371
Hospital Supply and Management - 2.41%
Community Health Systems, Inc.*	189,800	6,690,450
Medtronic, Inc.	132,700	6,510,262
		13,200,712
Hotels and Gaming - 1.13%
Las Vegas Sands, Inc.*	71,500	6,192,615

Household - General Products - 1.93%
Colgate-Palmolive Company	158,900	10,612,931

Insurance - Life - 1.19%
Aflac Incorporated	138,900	6,536,634

Insurance - Property and Casualty - 1.26%
Berkshire Hathaway Inc., Class B*	1,900	6,916,000

Leisure Time Industry - 1.03%
Time Warner Inc.	285,900	5,637,948

Motion Pictures - 1.70%
News Corporation Limited, Class A	402,700	9,310,424

Multiple Industry - 3.07%
Altria Group, Inc.	59,300	5,207,133
General Electric Company	328,756	11,624,812
		16,831,945
Non-Residential Construction - 1.60%
Fluor Corporation	97,700	8,765,644

Petroleum - International - 5.17%
BP p.l.c., ADR	115,500	7,478,625
ChevronTexaco Corporation	83,000	6,138,680
Exxon Mobil Corporation	195,546	14,753,946
		28,371,251
Petroleum - Services - 1.81%
Schlumberger Limited	143,700	9,929,670

Publishing - 1.10%
Meredith Corporation	105,500	6,054,645

Retail - General Merchandise - 2.12%
Target Corporation	91,300	5,410,438
Wal-Mart Stores, Inc.	132,900	6,239,655
		11,650,093
Retail - Specialty Stores - 0.80%
Best Buy Co., Inc.	90,000	4,384,800

Security and Commodity Brokers - 5.19%
American Express Company	110,300	6,220,920
Chicago Mercantile Exchange Holdings Inc.	9,400	5,005,124
J.P. Morgan Chase & Co.	162,400	7,856,912
UBS AG	157,900	9,383,997
		28,466,953
Timesharing and Software - 1.10%
Paychex, Inc.	159,200	6,027,312

Trucking and Shipping - 0.73%
Expeditors International of Washington, Inc.	97,400	4,023,107

Utilities - Electric - 1.50%
Exelon Corporation	119,800	8,231,458

Utilities - Telephone - 1.66%
AT&T Inc.	231,000	9,108,330

TOTAL COMMON STOCKS - 74.49%		$408,747,530

(Cost: $310,287,756)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	363,286

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,337,369

Beverages - 0.31%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	548,879
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,137,435
		1,686,314
Finance Companies - 1.04%
American International Group,
3.85%, 11-26-07 (A)	1,400	1,386,528
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	165
8.0%, 3-31-11 (A)	669	187,443
First Union-Lehman Brothers Company,
6.65%, 11-18-29	400	400,130
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	720	725,232
Mellon Residential Funding,
6.75%, 6-26-28	97	96,843
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,516,423
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,408,708
		5,721,472
Food and Related - 0.50%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,521,684
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,150	1,208,762
		2,730,446
Insurance - Life - 0.26%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,457,445

Insurance - Property and Casualty - 0.29%
Principal Life Global,
6.25%, 2-15-12 (B)	1,500	1,570,159

Real Estate Investment Trust - 0.32%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,749,290

TOTAL CORPORATE DEBT SECURITIES - 3.03%		$16,615,781

(Cost: $16,604,224)

OTHER GOVERNMENT SECURITIES - 0.31%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,712,706
(Cost: $1,641,087)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,062,700

Mortgage-Backed Obligations - 3.09%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,576	1,573,749
6.0%, 9-1-17	578	589,991
5.0%, 1-1-18	468	463,126
5.5%, 4-1-18	268	268,937
5.0%, 5-1-18	230	227,190
4.5%, 7-1-18	2,966	2,879,440
7.0%, 9-1-25	87	90,433
6.5%, 10-1-28	355	365,821
6.5%, 2-1-29	265	272,720
7.5%, 4-1-31	204	215,163
7.0%, 7-1-31	327	342,986
7.0%, 9-1-31	335	351,011
7.0%, 9-1-31	264	277,413
7.0%, 11-1-31	76	79,893
6.5%, 2-1-32	1,171	1,215,614
7.0%, 2-1-32	396	414,553
7.0%, 2-1-32	388	407,604
7.0%, 3-1-32	252	264,803
7.0%, 7-1-32	665	697,339
6.0%, 9-1-32	2,240	2,268,469
6.0%, 2-1-33	540	547,034
5.5%, 5-1-33	1,693	1,679,335
5.5%, 5-1-33	454	449,790
5.5%, 6-1-33	776	769,652
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	27	27,361
6.5%, 8-15-28	62	63,430
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	135	141,486
		16,944,343
Treasury Inflation Protected Obligation - 0.22%
United States Treasury Note,
3.0%, 7-15-12 (C)	1,000	1,180,046

Treasury Obligations - 13.54%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,822,909
7.25%, 8-15-22	4,000	5,002,812
6.25%, 8-15-23	5,250	6,027,247
5.25%, 2-15-29	1,150	1,200,582
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,966,600
4.25%, 10-31-07	1,200	1,194,750
3.0%, 11-15-07	4,000	3,950,936
3.0%, 2-15-08	3,000	2,950,431
2.625%, 5-15-08	4,000	3,903,908
4.75%, 11-15-08	4,000	4,001,876
4.0%, 3-15-10	3,200	3,153,126
4.25%, 10-15-10	10,000	9,911,330
3.875%, 2-15-13	3,000	2,897,694
3.625%, 5-15-13	3,000	2,853,516
4.25%, 8-15-13	4,000	3,931,720
4.25%, 8-15-15	17,000	16,545,114
		74,314,551

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 17.04%		$93,501,640

(Cost: $93,550,974)

SHORT-TERM SECURITIES

Health Care - Drugs - 0.91%
GlaxoSmithKline Finance plc,
5.3%, 4-10-07	5,000	4,993,375

Utilities - Electric - 0.91%
Detroit Edison Co.:
5.36%, 4-2-07	1,013	1,012,849
5.35%, 4-4-07	4,000	3,998,217
		5,011,066
Utilities - Telephone - 3.31%
AT&T Inc.,
5.41%, 4-2-07	3,742	3,741,438
Verizon Communications Inc.,
5.35%, 4-4-07	14,394	14,387,583
		18,129,021

TOTAL SHORT-TERM SECURITIES - 5.13%		$28,133,462

(Cost: $28,133,462)

TOTAL INVESTMENT SECURITIES - 100.00%		$548,711,119

(Cost: $450,217,503)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $3,090,559, or 0.56% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $2,778,921 or 0.51% of total investments.

(C)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Bond Portfolio
March 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.48%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,228,268
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,034,742
		5,263,010
Broadcasting - 1.83%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,529,460
EchoStar DBS Corporation,
6.375%, 10-1-11	750	754,687
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,034,330
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	575,032
		3,893,509
Business Equipment and Services - 0.20%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	414,906

Coal - 0.48%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,017,500

Communications Equipment - 0.24%
Harris Corporation,
6.35%, 2-1-28	500	510,179

Construction Materials - 1.27%
Hanson PLC,
7.875%, 9-27-10	2,500	2,703,863

Finance Companies - 24.24%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,706,493
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 *	2,500	2,461,409
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	2,953	2,937,312
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	337	123,096
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,975,754
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	2,265	2,239,115
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,222	1,268,627
General Motors Acceptance Corporation,
5.125%, 5-9-08	2,500	2,470,815
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (B)	500	511,250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,936,601
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.41883%, 3-25-35 *	2,969	2,955,744
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 *	2,000	1,977,639
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.95488%, 3-23-35 (A)*	1,250	1,267,188
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.55%, 6-23-35 (A)*	1,000	1,006,250
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.9348%, 3-25-34 *	1,905	1,885,326
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.61527%, 5-25-34 *	1,986	1,893,282
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-6,
4.70195%, 6-25-34 *	968	912,500
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.07621%, 9-25-34 *	2,977	2,862,649
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
5.18746%, 12-25-34 *	4,037	3,957,058
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-A,
4.92231%, 2-25-34 *	1,255	1,249,883
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.69975%, 11-25-35 *	1,236	1,213,924
Structured Adjustable Rate Mortgage Loan Trust: Series 2005-22,
5.62463%, 12-25-35 *	1,274	1,249,537
Series 2006-1
6.09742%, 2-25-36 *	1,293	1,288,044
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	2,917,513
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.9775%, 1-25-34 *	849	822,481
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,400,676
		51,490,166
Food and Related - 0.25%
ConAgra, Inc.,
6.7%, 8-1-27	500	531,906

Forest and Paper Products - 1.35%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	972,500
Champion International Corporation,
6.65%, 12-15-37	1,500	1,512,615
Westvaco Corporation,
7.5%, 6-15-27	364	384,111
		2,869,226
Homebuilders, Mobile Homes - 1.36%
D.R. Horton, Inc.,
8.0%, 2-1-09	1,364	1,414,621
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,478,079
		2,892,700
Hospital Supply and Management - 0.49%
HCA - The Healthcare Company,
8.75%, 9-1-10	1,000	1,048,750

Household - General Products - 1.19%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,530,124

Household - Major Appliances - 0.48%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	1,000	1,017,000

Petroleum - International - 0.61%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,306,250

Petroleum - Services - 2.57%
Halliburton Company,
6.75%, 2-1-27	2,000	2,143,336
Pemex Project Funding Master Trust,
7.375%, 12-15-14	3,000	3,313,500
		5,456,836
Real Estate Investment Trust - 0.36%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)*	750	765,938

Utilities - Electric - 1.88%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,461,770
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	802,456
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	723,688
		3,987,914
Utilities - Gas and Pipeline - 1.01%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,136,140

Utilities - Telephone - 1.83%
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	1,500	1,626,024
New York Telephone Company,
6.7%, 11-1-23	750	756,264
Pacific Bell,
7.25%, 11-1-27	750	773,359
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	740,756
		3,896,403

TOTAL CORPORATE DEBT SECURITIES - 44.12%		$93,732,320

(Cost: $92,874,718)

OTHER GOVERNMENT SECURITIES

Brazil - 0.26%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	562,000

Canada - 0.84%
Province de Quebec,
7.14%, 2-27-26	1,500	1,782,582

Japan - 1.17%
Japanese Government 15 Year Floating Rate Bond,
0.97194%, 1-20-18 (C)*	JPY300,000	2,482,434

Supranational - 0.51%
Inter-American Development Bank,
8.4%, 9-1-09	$1,000	1,077,383

TOTAL OTHER GOVERNMENT SECURITIES - 2.78%		$5,904,399

(Cost: $5,651,830)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 10.09%
Farmer Mac Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (B)	1,500	1,499,100
Federal Home Loan Bank,
5.75%, 12-13-13	2,000	1,994,820
Federal Home Loan Mortgage Corporation:
4.75%, 5-6-13	2,000	1,957,554
5.0%, 12-14-18	5,054	4,933,194
5.2%, 3-5-19	2,500	2,451,208
5.5%, 8-20-19	2,500	2,489,318
Federal National Mortgage Association:
5.3%, 2-22-11	4,000	3,989,436
6.0%, 1- 4-17	2,125	2,119,052
		21,433,682
Mortgage-Backed Obligations - 34.12%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.24%, 6-1-34 *	484	481,071
5.698%, 7-1-36 *	1,371	1,380,468
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	1,000	977,067
5.0%, 7-15-19	1,045	1,022,816
5.0%, 5-15-23	1,500	1,463,204
5.5%, 4-15-24 (Interest Only)	2,759	159,824
5.5%, 4-15-24 (Interest Only)	894	35,835
5.0%, 3-15-25	4,000	3,848,861
6.0%, 3-15-29	339	344,423
5.0%, 7-15-29 (Interest Only)	1,677	171,810
7.5%, 9-15-29	609	649,212
4.25%, 3-15-31	275	267,366
5.0%, 9-15-31 (Interest Only)	2,829	422,324
5.5%, 9-15-31	3,750	3,767,761
5.0%, 9-15-32	1,500	1,436,582
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 6-1-21	1,860	1,834,657
6.0%, 9-1-21	2,360	2,399,598
5.0%, 11-1-21	2,911	2,871,395
5.0%, 7-1-25	2,574	2,509,799
6.0%, 2-1-27	2,740	2,772,842
6.0%, 11-1-28	611	620,159
6.5%, 10-1-31	117	120,034
6.5%, 11-1-31	130	133,602
6.0%, 2-1-32	299	303,299
5.0%, 3-1-35	1,667	1,612,614
5.5%, 10-1-35	1,346	1,333,123
5.5%, 8-1-36	1,902	1,882,213
5.458%, 12-1-36 *	3,935	3,955,062
Federal Home Loan Mortgage Corporation Fixed Rate Pass Through Certificates,
5.958%, 1-1-37 *	2,479	2,517,401
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	661	115,748
5.5%, 3-15-31	2,000	2,013,867
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,424,267
5.0%, 3-25-18 (Interest Only)	880	61,408
5.0%, 6-25-18	2,173	2,153,668
5.5%, 2-25-32	1,500	1,498,843
4.0%, 11-25-32	664	640,259
4.0%, 3-25-33	683	659,065
3.5%, 8-25-33	1,536	1,410,910
5.5%, 11-25-36 (Interest Only)	5,302	1,431,798
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	890	895,124
4.0%, 11-1-18	1,140	1,079,439
5.5%, 10-1-23	767	766,779
5.0%, 4-1-24	2,619	2,554,637
6.0%, 12-1-28	108	109,947
6.0%, 4-1-33	1,162	1,176,296
5.5%, 6-1-33	2,314	2,294,979
5.411%, 12-1-36 *	2,355	2,365,296
Federal National Mortgage Association Non-Agency R EMIC/CMO,
4.5%, 7-25-24	1,000	926,524
5.5%, 9-25-31	1,000	998,748
4.5%, 12-25-34	2,000	1,924,053
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28	2,991	215,947
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	28	29,158
7.5%, 12-15-23	145	151,558
8.0%, 9-15-25	56	58,883
7.0%, 7-20-27	16	17,059
7.0%, 8-20-27	47	48,885
7.5%, 7-15-29	33	34,064
6.5%, 5-15-29	91	93,209
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	330	316,555
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-3 Class G,
6.5%, 4-15-27	27	26,785
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class D,
5.0%, 11-15-23	216	215,825
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	1,500	1,486,590
		72,490,595
Treasury Obligations - 8.59%
United States Treasury Bond,
6.125%, 11-15-27	1,000	1,154,531
United States Treasury Notes:
4.0%, 4-15-10	3,250	3,200,236
4.0%, 2-15-15	14,500	13,900,744
		18,255,511

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 52.80%		$112,179,788

(Cost: $112,081,757)

SHORT-TERM SECURITIES - 0.30%

Forest and Paper Products
Sonoco Products Co.,
5.47%, 4-2-07	632	$631,904
(Cost: $631,904)

TOTAL INVESTMENT SECURITIES - 100.00%		$212,448,411

(Cost: $211,240,209)

Notes to Schedule of Investments

*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $4,179,472 or 1.97% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $2,010,350 or 0.95% of total investments.

(C)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

The Investments of W&R Target Core Equity Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 8.09%
Boeing Company (The)	356,500	$31,696,415
Lockheed Martin Corporation	173,600	16,842,672
United Technologies Corporation	168,200	10,933,000
		59,472,087
Beverages - 2.93%
Coca-Cola Company (The)	156,600	7,516,800
PepsiCo, Inc.	219,900	13,976,844
		21,493,644
Broadcasting - 2.58%
Comcast Corporation, Class A Special*	743,900	18,943,414

Capital Equipment - 5.09%
Deere & Company	239,100	25,975,824
Illinois Tool Works Inc.	221,900	11,450,040
		37,425,864
Chemicals - Petroleum and Inorganic - 5.25%
E.I. du Pont de Nemours and Company	390,900	19,322,187
Monsanto Company	350,700	19,274,472
		38,596,659
Chemicals - Specialty - 2.03%
Air Products and Chemicals, Inc.	202,050	14,929,474

Communications Equipment - 3.47%
Cisco Systems, Inc.*	704,300	17,956,129
QUALCOMM Incorporated	176,900	7,538,593
		25,494,722
Computers - Main and Mini - 5.61%
Hewlett-Packard Company	572,800	22,992,192
Xerox Corporation*	1,080,000	18,241,200
		41,233,392
Computers - Micro - 2.45%
Apple Inc.*	193,900	18,014,280

Computers - Peripherals - 3.01%
Adobe Systems Incorporated*	530,500	22,119,198

Consumer Electronics - 2.64%
Research In Motion Limited*	142,400	19,436,888

Defense - 3.27%
General Dynamics Corporation	314,300	24,012,520

Electronic Components - 0.55%
SanDisk Corporation*	91,900	4,026,598

Food and Related - 1.01%
Dean Foods Company*	159,300	7,445,682

Health Care - Drugs - 7.01%
Abbott Laboratories	450,900	25,160,220
Amgen Inc.*	183,200	10,232,636
Gilead Sciences, Inc.*	104,200	7,967,653
Novartis AG, Registered Shares (A)(B)	149,650	8,175,379
		51,535,888
Hospital Supply and Management - 1.42%
Medtronic, Inc.	212,450	10,422,797

Hotels and Gaming - 0.68%
Las Vegas Sands, Inc.*	57,800	5,006,058

Household - General Products - 1.96%
Colgate-Palmolive Company	215,400	14,386,566

Metal Fabrication - 1.52%
Precision Castparts Corp.	107,600	11,195,780

Motion Pictures - 1.13%
News Corporation Limited, Class B	340,500	8,332,035

Motor Vehicles - 1.65%
Ford Motor Company	1,538,100	12,135,609

Multiple Industry - 2.22%
Altria Group, Inc.	185,700	16,306,317

Non-Residential Construction - 1.40%
Fluor Corporation	114,500	10,272,940

Petroleum - International - 2.92%
Exxon Mobil Corporation	284,076	21,433,534

Petroleum - Services - 4.55%
Schlumberger Limited	174,500	12,057,950
Smith International, Inc.	185,600	8,918,080
Weatherford International Ltd.*	275,500	12,425,050
		33,401,080
Railroad - 1.72%
Union Pacific Corporation	124,800	12,673,440

Restaurants - 1.01%
YUM! Brands, Inc.	128,300	7,410,608

Retail - General Merchandise - 1.03%
Target Corporation	127,200	7,537,872

Retail - Specialty Stores - 4.94%
Best Buy Co., Inc.	227,900	11,103,288
Lowe's Companies, Inc.	400,200	12,602,298
Tiffany & Co.	276,400	12,570,672
		36,276,258
Security and Commodity Brokers - 15.81%
Charles Schwab Corporation (The)	903,100	16,504,153
Goldman Sachs Group, Inc. (The)	99,700	20,601,011
J.P. Morgan Chase & Co.	497,700	24,078,726
Merrill Lynch & Co., Inc.	163,200	13,328,544
Prudential Financial, Inc.	223,400	20,164,084
UBS AG (A)	362,000	21,508,785
		116,185,303
Timesharing and Software - 1.05%
Yahoo! Inc.*	246,800	7,721,138

TOTAL COMMON STOCKS - 100.00%		$734,877,645

(Cost: $616,874,450)

TOTAL INVESTMENT SECURITIES - 100.00%		$734,877,645

(Cost: $616,874,450)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

The Investments of W&R Target Dividend Income Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.87%
Boeing Company (The)	24,073	$2,140,330
Goodrich Corporation	18,694	962,367
Raytheon Company	23,605	1,238,318
		4,341,015
Banks - 2.45%
Bank of America Corporation	34,552	1,762,843
Mellon Financial Corporation	9,756	420,874
		2,183,717
Beverages - 3.52%
Coca-Cola Company (The)	18,200	873,600
Diageo plc, ADR	17,611	1,425,610
PepsiCo, Inc.	13,284	844,331
		3,143,541
Capital Equipment - 3.90%
Caterpillar Inc.	11,553	774,398
Deere & Company	24,934	2,708,830
		3,483,228
Chemicals - Petroleum and Inorganic - 3.87%
E.I. du Pont de Nemours and Company	28,427	1,405,147
Monsanto Company	20,206	1,110,522
UAP Holding Corp.	36,276	937,553
		3,453,222
Chemicals - Specialty - 1.54%
Air Products and Chemicals, Inc.	18,620	1,375,832

Computers - Peripherals - 1.25%
Microsoft Corporation	40,100	1,117,387

Electrical Equipment - 0.41%
Emerson Electric Co.	8,468	364,886

Electronic Components - 0.81%
Microchip Technology Incorporated	20,208	718,293

Health Care - Drugs - 2.39%
Abbott Laboratories	15,950	890,010
Novartis AG, ADR	6,174	337,286
Pfizer Inc.	35,742	902,843
		2,130,139
Hospital Supply and Management - 0.98%
Medtronic, Inc.	17,798	873,170

Hotels and Gaming - 2.81%
Harrah's Entertainment, Inc.	11,362	959,521
Starwood Hotels & Resorts Worldwide, Inc.	23,900	1,549,915
		2,509,436
Household - General Products - 4.48%
Colgate-Palmolive Company	24,765	1,654,054
Fortune Brands, Inc.	9,663	761,638
Procter & Gamble Company (The)	25,018	1,580,137
		3,995,829
Insurance - Life - 0.93%
Aflac Incorporated	17,544	825,621

Insurance - Property and Casualty - 2.81%
ACE Limited	13,039	744,005
Everest Re Group, Ltd.	8,919	857,740
Travelers Companies, Inc. (The)	17,493	905,613
		2,507,358
Metal Fabrication - 1.26%
Loews Corporation, Carolina Group	14,914	1,127,648

Mining - 0.68%
Freeport-McMoRan Copper & Gold Inc., Class B	2,773	183,545
Rio Tinto plc, ADR	1,874	426,916
		610,461
Multiple Industry - 6.01%
Altria Group, Inc.	25,107	2,204,646
General Electric Company	63,418	2,242,460
Valero GP Holdings, LLC	33,000	915,750
		5,362,856
Non-Residential Construction - 2.04%
Fluor Corporation	20,261	1,817,817

Petroleum - International - 5.35%
Anadarko Petroleum Corporation	25,888	1,112,666
Apache Corporation	12,009	849,036
Exxon Mobil Corporation	31,457	2,373,431
Marathon Oil Corporation	4,416	436,433
		4,771,566
Petroleum - Services - 8.91%
Baker Hughes Incorporated	24,127	1,595,519
Grant Prideco, Inc.*	19,374	965,600
National Oilwell Varco, Inc.*	13,149	1,022,861
Schlumberger Limited	37,289	2,576,670
Transocean Inc.*	10,232	835,954
Weatherford International Ltd.*	21,224	957,202
		7,953,806
Railroad - 2.34%
Burlington Northern Santa Fe Corporation	10,324	830,359
Union Pacific Corporation	12,410	1,260,236
		2,090,595
Real Estate Investment Trust - 5.53%
Douglas Emmett, Inc.	45,900	1,171,827
Host Hotels & Resorts, Inc.	25,514	671,273
ProLogis	13,179	855,712
Simon Property Group, Inc.	12,736	1,416,880
Vornado Realty Trust	6,850	817,479
		4,933,171
Restaurants - 0.93%
McDonald's Corporation	18,323	825,451

Security and Commodity Brokers - 11.33%
AllianceBernstein Holding L.P.	30,645	2,712,082
Chicago Mercantile Exchange Holdings Inc.	4,623	2,461,563
J.P. Morgan Chase & Co.	41,266	1,996,449
NYMEX Holdings, Inc.*	12,950	1,758,092
UBS AG	19,820	1,177,903
		10,106,089
Tobacco - 1.10%
Reynolds American Inc.	15,722	981,210

Trucking and Shipping - 1.28%
United Parcel Service, Inc., Class B	16,264	1,140,106

Utilities - Electric - 2.79%
Dominion Resources, Inc.	12,978	1,152,057
NRG Energy, Inc.*	18,621	1,341,457
		2,493,514
Utilities - Gas and Pipeline - 2.01%
Enbridge Inc.	21,145	690,384
Kinder Morgan, Inc.	10,358	1,102,609
		1,792,993
Utilities - Telephone - 3.65%
AT&T Inc.	31,555	1,244,214
Iowa Telecommunications Services, Inc.	48,938	978,760
Windstream Corporation	70,264	1,032,178
		3,255,152

TOTAL COMMON STOCKS - 92.23%		$82,285,109

(Cost: $68,689,147)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 4.41%
Sonoco Products Co.,
5.47%, 4-2-07	$3,934	3,933,402

Utilities - Telephone - 3.36%
Verizon Communications Inc.,
5.35%, 4-4-07	3,002	3,000,662

TOTAL SHORT-TERM SECURITIES - 7.77%		$6,934,064

(Cost: $6,934,064)

TOTAL INVESTMENT SECURITIES - 100.00%		$89,219,173

(Cost: $75,623,211)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

The Investments of W&R Target Energy Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.35%
Bucyrus International, Inc., Class A	1,650	$84,909
Headwaters Incorporated*	1,850	40,423
Jacobs Engineering Group Inc.*	1,600	74,640
		199,972
Capital Equipment - 5.02%
Cameron International Corporation*	3,450	216,625
Shaw Group Inc. (The)*	2,100	65,667
SunPower Corporation, Class A*	1,600	72,808
Suntech Power Holdings Co., Ltd., ADR*	2,100	72,681
		427,781
Chemicals - Specialty - 0.70%
VeraSun Energy Corporation*	3,000	59,610

Coal - 3.19%
Alpha Natural Resources, Inc.*	3,250	50,797
Foundation Coal Holdings, Inc.	1,750	60,095
Massey Energy Company	1,850	44,382
Peabody Energy Corporation	2,900	116,696
		271,970
Electrical Equipment - 2.64%
Canadian Solar Inc.*	5,900	57,614
First Solar, Inc.*	2,900	150,713
Hydrogenics Corporation*	17,450	16,752
		225,079
Electronic Components - 0.51%
Evergreen Solar, Inc.*	4,450	43,365

Electronic Instruments - 0.72%
Energy Conversion Devices, Inc.*	1,750	61,057

Mining - 1.57%
Arch Coal, Inc.	1,900	58,311
Cameco Corporation	1,850	75,739
		134,050
Multiple Industry - 0.87%
General Electric Company	2,100	74,256

Non-Residential Construction - 2.67%
Fluor Corporation	1,600	143,552
Technip SA, ADR	1,150	83,835
		227,387
Petroleum - Canada - 0.81%
Suncor Energy Inc.	900	68,715

Petroleum - Domestic - 4.54%
ENSCO International Incorporated	2,300	125,120
Sunoco, Inc.	1,400	98,616
Valero Energy Corporation	1,800	116,082
XTO Energy Inc.	850	46,589
		386,407
Petroleum - International - 28.12%
Anadarko Petroleum Corporation	3,100	133,238
Apache Corporation	2,650	187,355
BP p.l.c., ADR	2,600	168,350
CNOOC Limited, ADR	400	35,052
ConocoPhillips	2,250	153,787
Devon Energy Corporation	2,350	162,667
EOG Resources, Inc.	2,350	167,649
Exxon Mobil Corporation	3,500	264,075
Hess Corporation	1,500	83,205
Marathon Oil Corporation	1,450	143,304
Newfield Exploration Company*	4,600	191,866
Noble Energy, Inc.	3,300	196,845
Occidental Petroleum Corporation	3,000	147,930
PetroChina Company Limited, ADR	350	40,982
Petroleo Brasileiro S.A. - Petrobras, ADR	400	39,804
Statoil ASA, ADR	2,250	60,930
Talisman Energy Inc.	7,950	139,602
TOTAL S.A., ADR	550	38,379
Ultra Petroleum Corp.*	750	39,847
		2,394,867
Petroleum - Services - 25.69%
BJ Services Company	4,450	124,155
Baker Hughes Incorporated	3,350	221,535
Complete Production Services, Inc.*	6,950	138,374
FMC Technologies, Inc.*	650	45,344
Grant Prideco, Inc.*	3,750	186,900
Halliburton Company	3,900	123,786
Nabors Industries Ltd.*	6,300	186,921
National Oilwell Varco, Inc.*	3,400	264,486
Schlumberger Limited	3,900	269,490
Smith International, Inc.	3,600	172,980
TODCO, Class A*	3,050	123,007
Transocean Inc.*	1,850	151,145
Weatherford International Ltd.*	4,000	180,400
		2,188,523
Utilities - Electric - 4.32%
Entergy Corporation	1,900	199,348
Exelon Corporation	2,450	168,339
		367,687
Utilities - Gas and Pipeline - 4.50%
Enbridge Inc.	4,400	143,660
Kinder Morgan, Inc.	1,500	159,675
Southwestern Energy Company*	1,950	79,911
		383,246

TOTAL COMMON STOCKS - 88.22%		$7,513,972

(Cost: $7,313,200)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 3.57%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	$304	303,954

Forest and Paper Products - 4.11%
Sonoco Products Co.,
5.47%, 4-2-07	350	349,947

Health Care - Drugs - 4.10%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	350	349,535

TOTAL SHORT-TERM SECURITIES - 11.78%		$1,003,436

(Cost: $1,003,436)

TOTAL INVESTMENT SECURITIES - 100.00%		$8,517,408

(Cost: $8,316,636)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Global Natural Resources Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Australia - 1.25%
Lihir Gold Limited (A)*	485,000	$1,279,269

Bermuda - 2.00%
Weatherford International Ltd.*	45,300	2,043,030

Brazil - 12.54%
Aracruz Celulose S.A., ADR	15,100	792,297
Bradespar S.A. (A)	33,800	1,004,009
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	12,000	53,293
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	17,100	577,809
Companhia Energetica de Minas Gerais - CEMIG, ADR	16,500	802,725
Companhia Siderurgica Nacional (A)	28,100	1,211,807
Companhia Siderurgica Nacional, ADR	20,200	865,368
Companhia Vale do Rio Doce, ADR	90,000	3,329,100
Cosan S.A. Industria e Comercio (A)*	20,100	363,894
CPFL Energia S.A. (A)	17,000	239,698
CPFL Energia S.A., ADR	5,500	232,650
Petroleo Brasileiro S.A. - Petrobras, ADR	4,600	457,746
Suzano Bahia Sul Papel E Celulose S.A. (A)	209,600	1,983,789
Votorantim Celulose e Papel S.A. (A)	14,900	273,223
Votorantim Celulose e Papel S.A., ADR*	35,300	645,990
		12,833,398
Canada - 8.59%
Barrick Gold Corporation (A)	45,900	1,309,625
Bonavista Energy Trust (A)	10,000	267,215
Goldcorp Inc. (A)	30,000	720,052
IAMGOLD Corporation (A)	200,000	1,543,525
Kinross Gold Corporation (A)*	104,800	1,446,957
Mullen Group Income Fund (A)	13,100	207,081
OPTI Canada Inc. (A)*	26,200	451,153
Pason Systems Inc. (A)	41,000	508,549
Progress Energy Trust (A)	38,700	438,120
Pure Energy Services Ltd. (A)*	9,700	87,380
Savanna Energy Services Corp. (A)*	16,100	269,286
Talisman Energy Inc. (A)	46,000	807,241
Trican Well Service Ltd. (A)	28,900	571,992
Xtreme Coil Drilling Corp. (A)*	13,000	114,742
zed.i solutions inc. (A)*	60,300	50,664
		8,793,582
Cayman Islands - 3.11%
Noble Corporation	40,500	3,186,540

China - 2.49%
China Shenhua Energy Company Limited, H Shares (A)	150,000	362,834
Solarfun Power Holdings Co., Ltd., ADR*	6,000	75,330
Suntech Power Holdings Co., Ltd., ADR*	50,500	1,747,805
Xinao Gas Holdings Limited (A)	338,000	359,045
		2,545,014
France - 3.63%
L'Air Liquide S.A. (A)*	4,100	999,546
Vallourec (A)	10,600	2,712,764
		3,712,310
Germany - 2.28%
Q-Cells AG (A)*	8,000	512,964
SGL Carbon AG (A)*	10,000	327,282
Siemens AG (A)	3,400	363,395
SolarWorld AG (A)	2,500	193,531
Wacker Chemie AG (A)*	5,400	938,845
		2,336,017
Hong Kong - 1.57%
CNOOC Limited (A)	800,000	701,350
China Coal Energy Company Limited (A)*	300,000	320,599
China Gas Holdings Limited (A)	1,359,500	304,489
Guangdong Investment Limited (A)	526,000	280,722
		1,607,160
Japan - 0.09%
Sumitomo Titanium Corporation (A)	800	88,866

Luxembourg - 0.29%
Tenaris S.A., ADR	6,500	298,350

Mexico - 1.77%
Cemex, S.A. de C.V., ADR*	55,400	1,814,350

Norway - 0.28%
Statoil ASA (A)	10,500	285,894

Philippines - 0.02%
PNOC Energy Development Corporation (A)*	188,700	23,856

Russia - 0.67%
OAO LUKOIL, ADR	3,000	259,500
OJSC Rosneft Oil Company*	50,500	421,675
		681,175
South Africa - 5.92%
Gold Fields Limited (A)	101,000	1,872,562
Gold Fields Limited, ADR	151,000	2,790,480
Impala Platinum Holdings Limited (A)	35,000	1,100,055
Mvelaphanda Resources Limited (A)*	40,300	289,980
		6,053,077
South Korea - 1.16%
GS Holdings Corp. (A)	24,230	950,348
Korea Electric Power Corporation (A)	6,000	239,477
		1,189,825
Taiwan - 0.57%
Everlight Electronics Co., Ltd. (A)	150,000	584,734

Thailand - 2.48%
Banpu Public Company Limited, Registered Shares (A)	66,400	383,113
PTT Public Company Limited (A)	201,600	1,197,738
Rayong Refinery Public Company Limited (A)*	302,300	152,834
Thai Oil Public Company Limited (A)	483,700	808,239
		2,541,924
United Kingdom - 1.59%
BG Group plc (A)	50,300	725,543
Randgold Resources Limited, ADR	30,200	722,384
Titanium Resources Group Ltd. (A)*	146,000	178,129
		1,626,056
United States - 46.31%
Air Products and Chemicals, Inc.	25,200	1,862,028
Allegheny Technologies Incorporated	5,000	533,450
Alpha Natural Resources, Inc.*	20,200	315,726
Andersons, Inc. (The)	6,500	288,405
Arch Coal, Inc.	100,800	3,093,552
Atwood Oceanics, Inc.*	18,100	1,062,289
Aventine Renewable Energy Holdings, Inc. (B)*	34,500	628,590
Avery Dennison Corporation	1,800	115,668
Baker Hughes Incorporated	10,100	667,913
Bunge Limited	14,000	1,151,080
Burlington Northern Santa Fe Corporation	9,000	723,870
CONSOL Energy Inc.	55,200	2,159,976
Cameron International Corporation*	15,200	954,408
Celanese Corporation, Series A	30,200	931,368
ChevronTexaco Corporation	4,000	295,840
ConocoPhillips	30,300	2,071,005
Cytec Industries Inc.	20,000	1,124,800
Diamond Offshore Drilling, Inc.	40,300	3,262,285
Energy Conversion Devices, Inc.*	25,000	872,250
Exxon Mobil Corporation	6,700	505,515
First Solar, Inc.*	1,800	93,546
General Electric Company	55,500	1,962,480
GlobalSanteFe Corporation	40,500	2,498,040
Grant Prideco, Inc.*	28,200	1,405,488
Hexcel Corporation*	40,300	799,955
iShares Silver Trust*	2,900	387,150
MEMC Electronic Materials, Inc.*	22,200	1,344,876
McDermott International, Inc.*	30,200	1,479,196
Nalco Holdings LLC*	15,400	368,060
Oceaneering International, Inc.*	30,300	1,276,236
Peabody Energy Corporation	60,600	2,438,544
Praxair, Inc.	32,500	2,046,200
Range Resources Corporation	10,000	334,000
Schlumberger Limited	15,000	1,036,500
Smith International, Inc.	50,400	2,421,720
Ultra Petroleum Corp.*	20,500	1,089,165
Valero Energy Corporation	45,500	2,934,295
VeraSun Energy Corporation*	34,000	675,580
Zoltek Companies, Inc.*	5,100	177,990
		47,389,039

TOTAL COMMON STOCKS - 98.61%		$100,913,466

(Cost: $85,126,773)

CORPORATE DEBT SECURITIES - 0.09%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12-1-12 (C)(D)	BRL180	$95,051
(Cost: $88,885)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.07%)	Face Amount in Thousands

Canadian Dollar, 4-11-07 (D)	CAD2,590	(21,412)
Canadian Dollar, 5-9-07 (D)	2,280	(45,562)
South African Rand, 4-18-07 (D)	ZAR6,870	(5,099)
South African Rand, 5-16-07 (D)	5,590	11,519
South African Rand, 5-30-07 (D)	2,800	(5,363)
South African Rand, 5-30-07 (D)	1,000	2,901
South African Rand, 6-6-07 (D)	2,800	(5,369)
South African Rand, 6-13-07 (D)	2,800	(5,317)
		$(73,702)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 0.68%
Sonoco Products Co.,
5.47%, 4-2-07	$698	697,894

Household - General Products - 0.69%
Fortune Brands Inc.,
5.5%, 4-2-07	700	699,893

TOTAL SHORT-TERM SECURITIES - 1.37%		$1,397,787

(Cost: $1,397,787)

TOTAL INVESTMENT SECURITIES - 100.00%		$102,332,602

(Cost: $86,613,445)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Restricted security. At March 31, 2007, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Aventine Renewable Energy Holdings, Inc.	Various	34,500	$678,210	$628,590

The total market value of this restricted security represents approximately 0.61% of total investments at March 31, 2007.

(C)Illiquid security. At March 31, 2007, the total value of the illiquid security amounted to 0.09% of total investments.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar and ZAR - South African Rand).

The Investments of W&R Target Growth Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 2.47%
Boeing Company (The)	320,000	$28,451,200

Beverages - 3.32%
PepsiCo, Inc.	600,000	38,136,000

Broadcasting - 1.27%
Comcast Corporation, Class A*	561,000	14,546,730

Capital Equipment - 3.26%
Deere & Company	290,000	31,505,600
Illinois Tool Works Inc.	115,000	5,934,000
		37,439,600
Chemicals - Petroleum and Inorganic - 4.32%
E.I. du Pont de Nemours and Company	165,000	8,155,950
Monsanto Company	755,000	41,494,800
		49,650,750
Communications Equipment - 5.94%
Cisco Systems, Inc.*	1,985,000	50,607,575
QUALCOMM Incorporated	415,000	17,685,225
		68,292,800
Computers - Main and Mini - 0.98%
Hewlett-Packard Company	280,000	11,239,200

Computers - Micro - 3.92%
Apple Inc.*	485,000	45,058,925

Computers - Peripherals - 8.53%
Adobe Systems Incorporated*	925,000	38,567,875
Electronic Arts Inc.*	610,000	30,701,300
Microsoft Corporation	1,031,100	28,731,602
		98,000,777
Consumer Electronics - 3.39%
Harman International Industries, Incorporated	95,600	9,185,248
Research In Motion Limited*	218,200	29,783,209
		38,968,457
Defense - 2.22%
General Dynamics Corporation	334,600	25,563,440

Electrical Equipment - 0.79%
Emerson Electric Co.	210,000	9,048,900

Electronic Components - 2.05%
Broadcom Corporation, Class A*	352,500	11,299,387
Microchip Technology Incorporated	343,600	12,213,262
		23,512,649
Health Care - Drugs - 12.70%
Abbott Laboratories	560,000	31,248,000
Alcon, Inc.	122,100	16,095,222
Allergan, Inc.	130,500	14,462,010
Genentech, Inc.*	405,000	33,258,600
Gilead Sciences, Inc.*	497,400	38,033,691
Schering-Plough Corporation	505,000	12,882,550
		145,980,073
Health Care - General - 6.32%
Baxter International Inc.	495,000	26,071,650
DENTSPLY International Inc.	365,000	11,951,925
Johnson & Johnson	188,300	11,346,958
Roche Holding Ltd, ADR	130,000	11,531,000
Zimmer Holdings, Inc.*	137,900	11,778,039
		72,679,572
Hospital Supply and Management - 1.54%
Medtronic, Inc.	361,900	17,754,814

Hotels and Gaming - 3.94%
International Game Technology	535,000	21,603,300
Las Vegas Sands, Inc.*	273,900	23,722,479
		45,325,779
Household - General Products - 7.58%
Colgate-Palmolive Company	695,000	46,419,050
Procter & Gamble Company (The)	645,000	40,738,200
		87,157,250
Insurance - Life - 0.55%
Aflac Incorporated	135,000	6,353,100

Motor Vehicles - 0.41%
Harley-Davidson, Inc.	80,200	4,711,750

Petroleum - Services - 5.10%
Schlumberger Limited	398,100	27,508,710
Smith International, Inc.	647,800	31,126,790
		58,635,500
Retail - Food Stores - 1.09%
Walgreen Co.	271,900	12,477,491

Retail - General Merchandise - 2.24%
Kohl's Corporation*	115,000	8,810,150
Target Corporation	285,000	16,889,100
		25,699,250
Security and Commodity Brokers - 7.85%
Chicago Mercantile Exchange Holdings Inc.	60,700	32,320,322
Goldman Sachs Group, Inc. (The)	117,600	24,299,688
UBS AG	565,000	33,577,950
		90,197,960
Timesharing and Software - 6.06%
Automatic Data Processing, Inc.	235,000	11,374,000
Google Inc., Class A*	76,660	35,101,464
Paychex, Inc.	303,300	11,482,938
Yahoo! Inc.*	375,000	11,731,875
		69,690,277
Utilities - Telephone - 0.54%
America Movil, S.A. de C.V.	130,000	6,212,700

TOTAL COMMON STOCKS - 98.38%		$1,130,784,944

(Cost: $898,594,006)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.35%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.25%, 4-5-07	$4,000	3,997,667

Forest and Paper Products - 0.49%
Sonoco Products Co.,
5.47%, 4-2-07	5,619	5,618,146

Utilities - Electric - 0.35%
Detroit Edison Co.,
5.41%, 4-5-07	4,000	3,997,595

Utilities - Gas and Pipeline - 0.43%
Michigan Consolidated Gas Co.,
5.33%, 4-2-07	5,000	4,999,260

TOTAL SHORT-TERM SECURITIES - 1.62%		$18,612,668

(Cost: $18,612,668)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,149,397,612

(Cost: $917,206,674)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
March 31, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Broadcasting - 0.07%
Citadel Broadcasting Corporation	15,000	$142,650

Capital Equipment - 0.45%
Dresser-Rand Group Inc.*	31,000	944,260

Chemicals - Specialty - 0.13%
Mosaic Company	10,000	266,600

Health Care - Drugs - 0.13%
Elan Corporation, plc, ADR*	20,000	265,800

Hospital Supply and Management - 0.14%
HMS Holdings Corp.*	14,000	305,060

Hotels and Gaming - 0.17%
Pinnacle Entertainment, Inc.*	12,500	363,375

Petroleum - Services - 0.51%
Baker Hughes Incorporated	5,000	330,650
Diamond Offshore Drilling, Inc.	5,000	404,750
Schlumberger Limited	5,000	345,500
		1,080,900
Timesharing and Software - 0.66%
Alliance Data Systems Corporation*	10,000	616,200
Yahoo! Inc.*	25,000	782,125
		1,398,325
Utilities - Telephone - 0.09%
GT Group Telecom, Inc., Warrants (A)(B)*	300	--	**
Sprint Nextel Corporation	10,000	189,600
		189,600

TOTAL COMMON STOCKS AND WARRANTS - 2.35%		$4,956,570

(Cost: $4,030,624)

PREFERRED STOCKS - 0.00%

Apparel
Anvil Holdings, Inc., 13.0% (B)*	53,039	$53
(Cost: $498,677)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.72%
Continental Airlines, Inc.,
7.339%, 4-19-14	$1,500	1,518,750

Aircraft - 0.92%
Esterline Technologies Corporation,
7.75%, 6-15-13	750	770,625
L-3 Communications Corporation:
6.125%, 1-15-14	200	196,500
5.875%, 1-15-15	1,000	971,250
		1,938,375
Apparel - 0.49%
Oxford Industries, Inc.,
8.875%, 6-1-11	500	517,500
Perry Ellis International, Inc.,
8.875%, 9-15-13	500	512,500
		1,030,000
Beverages - 0.84%
Constellation Brands, Inc.,
7.25%, 9-1-16	750	759,375
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,020,000
		1,779,375
Broadcasting - 4.07%
Cablevision Systems Corporation,
9.87%, 4-1-09 ***	1,835	1,945,100
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (C)	1,000	1,041,250
Gray Communications Systems, Inc.,
9.25%, 12-15-11	841	879,896
Insight Communications Company, Inc.,
12.25%, 2-15-11	1,500	1,567,500
PanAmSat Corporation,
9.0%, 6-15-16 (C)	1,000	1,101,250
Radio One, Inc.,
8.875%, 7-1-11	2,000	2,062,500
		8,597,496
Business Equipment and Services - 10.60%
Allied Waste North America, Inc.,
7.125%, 5-15-16	2,000	2,035,000
Carriage Services, Inc.,
7.875%, 1-15-15	150	154,125
Corrections Corporation of America,
7.5%, 5-1-11	1,000	1,027,500
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14 (C)	1,750	1,835,313
Iron Mountain Incorporated,
8.625%, 4-1-13	1,500	1,543,500
Lamar Advertising Company,
6.625%, 8-15-15	2,000	1,950,000
Lamar Media Corp.,
6.625%, 8-15-15	500	487,500
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16	750	796,875
Realogy Corporation,
7.25%, 10-15-16 (C)	4,000	4,090,000
SunGard Data Systems Inc.,
10.25%, 8-15-15	3,000	3,273,750
Tube City IMS Corporation,
9.75%, 2-1-15 (C)	640	665,600
West Corporation:
9.5%, 10-15-14 (C)	800	828,000
11.0%, 10-15-16 (C)	3,500	3,692,500
		22,379,663
Capital Equipment - 3.39%
CDRV Investors, Inc.:
9.86%, 12-1-11 (C)***	400	398,000
0.0%, 1-1-15 (D)	1,105	950,300
Case New Holland Inc.,
7.125%, 3-1-14	320	332,800
Chase Merger Sub, Inc.:
9.5%, 8-1-14	1,025	1,066,000
11.75%, 8-1-16	500	536,875
RBS Global, Inc. and Rexnord LLC,
8.875%, 9-1-16 (C)	310	313,100
Simmons Bedding Company,
7.875%, 1-15-14	1,225	1,255,625
Simmons Company,
0.0%, 12-15-14 (D)	2,800	2,303,000
		7,155,700
Chemicals - Petroleum and Inorganic - 0.36%
Nalco Company,
7.75%, 11-15-11	750	768,750

Chemicals - Specialty - 5.26%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (D)	1,920	1,929,600
0.0%, 6-1-13 (D)	2,500	2,431,250
Matrix Acquisition Corp.,
9.5%, 4-15-17 (C)	650	666,250
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (C)	2,500	2,575,000
11.5%, 12-1-16 (C)	1,250	1,281,250
Mosaic Company (The):
7.375%, 12-1-14 (C)	350	364,875
7.625%, 12-1-16 (C)	1,750	1,846,250
		11,094,475
Communications Equipment - 0.34%
Intelsat (Bermuda), Ltd.,
8.87188%, 1-15-15 (C)***	700	714,000

Computers - Peripherals - 1.00%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	2,325	2,104,125

Construction Materials - 5.88%
AMH Holdings, Inc.,
0.0%, 3-1-14 (D)	1,000	702,500
Ames True Temper, Inc.,
9.36%, 1-15-12 ***	1,650	1,687,125
Associated Materials Incorporated,
9.75%, 4-15-12	525	546,000
Builders FirstSource, Inc.,
9.61%, 2-15-12 ***	2,900	2,943,500
Interface, Inc.,
9.5%, 2-1-14	2,415	2,626,313
Ply Gem Industries, Inc.,
9.0%, 2-15-12	4,500	3,903,750
		12,409,188
Containers - 0.36%
BPC Holding Corporation,
8.875%, 9-15-14	300	306,750
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	152,250
9.875%, 10-15-14	300	306,000
		765,000
Electrical Equipment - 0.40%
Baldor Electric Company,
8.625%, 2-15-17	800	846,000

Electronic Components - 1.34%
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14 (C)	500	516,250
Seagate Technology HDD Holdings,
6.8%, 10-1-16	1,800	1,809,000
Viasystems, Inc.,
10.5%, 1-15-11	500	502,500
		2,827,750
Finance Companies - 8.88%
CCO Holdings, LLC and CCO Holdings Capital Corp.,
9.47988%, 12-15-10 ***	1,500	1,530,000
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	500	490,000
Ford Motor Credit Company:
9.875%, 8-10-11	1,000	1,059,004
8.11%, 1-13-12 ***	350	342,133
8.0%, 12-15-16	350	336,785
Goodman Global Holdings, Inc.:
8.36%, 6-15-12 ***	965	972,237
7.875%, 12-15-12	1,605	1,613,025
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (D)	1,600	1,440,000
PIH Acquisition Co.,
10.75%, 10-1-13 (C)	475	510,625
Toll Corp.,
8.25%, 12-1-11	890	922,263
US Oncology Holdings, Inc.,
9.79688%, 3-15-12 (C)***	800	808,000
Verso Paper Holdings LLC and Verso Paper Inc.:
9.11%, 8-1-14 (C)***	325	333,125
9.125%, 8-1-14 (C)	650	676,000
Visant Holding Corp.,
8.75%, 12-1-13	2,250	2,345,625
Xerox Capital Trust I,
8.0%, 2-1-27	5,250	5,355,000
		18,733,822
Food and Related - 5.34%
Peak Finance LLC:
9.25%, 4-1-15 (C)	1,900	1,866,750
10.625%, 4-1-17 (C)	750	737,813
Pierre Merger Corp.,
9.875%, 7-15-12	1,970	2,038,950
Pilgrim's Pride Corporation:
7.625%, 5-1-15	875	872,812
8.375%, 5-1-17	500	493,750
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,500	2,718,875
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (D)	2,785	2,534,350
		11,263,300
Forest and Paper Products - 2.19%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,846	1,846,000
Buckeye Technologies Inc.,
8.0%, 10-15-10	2,800	2,786,000
		4,632,000
Health Care - Drugs - 0.51%
Warner Chilcott Corporation,
8.75%, 2-1-15	1,033	1,076,903

Homebuilders, Mobile Homes - 0.20%
Standard Pacific Corp.,
6.5%, 8-15-10	450	428,625

Hospital Supply and Management - 8.04%
HCA Inc.:
6.95%, 5-1-12	3,500	3,377,500
9.125%, 11-15-14 (C)	475	507,656
9.25%, 11-15-16 (C)	650	701,187
9.625%, 11-15-16 (C)	325	351,000
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,606,365
7.75%, 7-15-15	1,500	1,522,500
Rural/Metro Corporation,
0.0%, 3-15-16 (D)	1,640	1,328,400
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	1,100	1,166,000
Tenet Healthcare Corporation,
9.875%, 7-1-14	1,780	1,797,800
Triad Hospitals, Inc.,
7.0%, 11-15-13	4,000	4,175,000
US Oncology, Inc.:
9.0%, 8-15-12	250	266,875
10.75%, 8-15-14	150	167,250
		16,967,533
Hotels and Gaming - 2.58%
Inn of the Mountain Gods Resort and Casino,
12%, 11-15-10	1,750	1,903,125
MGM MIRAGE,
7.625%, 1-15-17	1,500	1,518,750
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,485	1,529,550
Station Casinos, Inc.,
6.0%, 4-1-12	500	484,375
		5,435,800
Household - General Products - 0.53%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,107,700

Metal Fabrication - 0.62%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (C)	750	791,250
10.0%, 12-15-16 (C)	500	522,500
		1,313,750
Mining - 0.67%
Freeport-McMoRan Copper & Gold Inc.:
8.25%, 4-1-15	325	349,781
8.56438%, 4-1-15 ***	500	525,625
8.375%, 4-1-17	500	540,625
		1,416,031
Motion Pictures - 1.54%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	3,550	3,248,250

Motor Vehicle Parts - 0.05%
Accuride Corporation,
8.5%, 2-1-15	100	100,750

Motor Vehicles - 3.13%
ADESA, Inc.,
7.625%, 6-15-12	300	318,000
AutoNation, Inc.,
7.36%, 4-15-13 ***	175	176,750
Ford Motor Company,
7.45%, 7-16-31	1,500	1,160,625
General Motors Corporation,
8.375%, 7-15-33	1,500	1,346,250
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,250	1,296,875
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,300,000
United Auto Group, Inc.,
7.75%, 12-15-16 (C)	1,000	1,010,000
		6,608,500
Multiple Industry - 3.09%
Freescale Semiconductor, Inc.,
8.875%, 12-15-14 (C)	1,260	1,261,575
K&F Acquisition, Inc.,
7.75%, 11-15-14	1,400	1,487,500
UCI Holdco, Inc.,
12.35488%, 12-15-13 (C)***	2,059	2,028,816
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (C)	1,750	1,743,438
		6,521,329
Petroleum - Domestic - 2.58%
Denbury Resources Inc.:
7.5%, 4-1-13	250	252,500
7.5%, 12-15-15	500	505,000
EXCO Resources, Inc.,
7.25%, 1-15-11	900	902,250
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,037,500
Petrohawk Energy Corporation,
9.125%, 7-15-13	2,250	2,396,250
Plains Exploration & Production Company,
7.0%, 3-15-17	350	351,750
		5,445,250
Petroleum - International - 1.19%
Chesapeake Energy Corporation:
7.625%, 7-15-13	500	531,250
6.375%, 6-15-15	500	497,500
6.5%, 8-15-17	500	493,750
6.25%, 1-15-18	1,000	987,500
		2,510,000
Petroleum - Services - 1.59%
Complete Production Services, Inc.,
8.0%, 12-15-16 (C)	800	820,000
Hanover Compressor Company:
8.625%, 12-15-10	500	525,000
7.5%, 4-15-13	350	358,750
9.0%, 6-1-14	150	162,375
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (C)	725	735,875
Stallion Oilfield Services Ltd. and Stallion Oilfield Finance Corp.,
9.75%, 2-1-15 (C)	750	763,125
		3,365,125
Publishing - 1.82%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	628,500
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,027,500
Dex Media, Inc.,
0.0%, 11-15-13 (D)	1,500	1,396,875
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	750	784,687
		3,837,562
Railroad - 1.20%
Kansas City Southern de Mexico, S.A. de C.V.,
7.625%, 12-1-13 (C)	350	353,937
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	971,375
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,209,375
		2,534,687
Real Estate Investment Trust - 0.24%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	500	507,500

Restaurants - 2.69%
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	736,875
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	985,000
NPC International, Inc.,
9.5%, 5-1-14	3,830	3,964,050
		5,685,925
Retail - Food Stores - 1.63%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	1,005	1,032,638
Rite Aid Corporation,
8.125%, 5-1-10	1,000	1,027,500
Stater Bros. Holdings Inc.:
8.85488%, 6-15-10 ***	500	507,500
8.125%, 6-15-12	855	880,650
		3,448,288
Retail - General Merchandise - 0.48%
Intcomex, Inc.,
11.75%, 1-15-11	1,000	1,012,500

Retail - Specialty Stores - 0.48%
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	1,007,500

Security and Commodity Brokers - 1.74%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	1,250	1,228,125
8.875%, 12-1-13 (C)	800	813,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,564	1,638,290
		3,679,415
Steel - 0.30%
Gibraltar Industries, Inc.,
8.0%, 12-1-15	115	116,150
PNA Group, Inc.,
10.75%, 9-1-16 (C)	475	510,625
		626,775
Timesharing and Software - 0.32%
iPayment, Inc.,
9.75%, 5-15-14	650	666,250

Trucking and Shipping - 0.36%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	800	768,000

Utilities - Electric - 1.66%
Aquila, Inc.,
14.875%, 7-1-12	1,000	1,302,500
NRG Energy, Inc.:
7.25%, 2-1-14	750	768,750
7.375%, 2-1-16	750	770,625
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (C)	666	670,607
		3,512,482
Utilities - Gas and Pipeline - 1.14%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	672,750
Williams Companies, Inc. (The),
8.75%, 3-15-32	1,500	1,728,750
		2,401,500
Utilities - Telephone - 1.11%
American Tower Corporation,
7.125%, 10-15-12	1,000	1,030,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14 (C)	1,250	1,321,875
		2,351,875

TOTAL CORPORATE DEBT SECURITIES - 93.87%		$198,143,574

(Cost: $192,850,932)

SHORT-TERM SECURITIES - 3.78%

Retail - Food Stores
Kroger Co. (The),
5.57%, 4-2-07	7,983	$7,981,765
(Cost: $7,981,765)

TOTAL INVESTMENT SECURITIES - 100.00%		$211,081,962

(Cost: $205,361,998)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.
***Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Illiquid security. At March 31, 2007, the total value of illiquid security amounted to 0.00% of total investments.

(B)Securities valued in good faith by management's valuation committee subject to the supervision of the Board of Directors.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $41,767,667 or 19.79% of total investments

(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target International Growth Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Australia - 1.19%
QBE Insurance Group Limited (A)	115,000	$2,934,689

Austia - 0.73%
Erste Bank der oesterreichischen Sparkassen AG (A)	23,200	1,806,810

Brazil - 0.61%
Petroleo Brasileiro S.A. - Petrobras, ADR	15,000	1,492,650

Canada - 1.30%
Goldcorp Inc. (A)	60,000	1,440,104
Shoppers Drug Mart Corporation (A)(B)	39,700	1,758,904
		3,199,008
China - 2.16%
China Mobile Limited (A)	180,000	1,636,783
Industrial and Commercial Bank of China Limited, H Shares (A)(B)*	2,200,000	1,233,250
SINA Corporation*	73,000	2,450,610
		5,320,643
France - 8.80%
AXA S.A. (A)	60,000	2,543,983
L'Oreal (A)	21,000	2,292,750
LVMH Moet Hennessy - Louis Vuitton (A)	23,000	2,551,664
Pernod Ricard (A)	11,880	2,409,358
TOTAL S.A. (A)	52,000	3,643,383
VINCI (A)	53,500	8,291,682
		21,732,820
Germany - 10.22%
Allianz Aktiengesellschaft, Registered Shares (A)	13,800	2,838,937
Bayer Aktiengesellschaft (A)	30,000	1,915,201
Deutsche Borse AG (A)	16,100	3,698,361
Fresenius AG (A)	30,600	2,432,172
HOCHTIEF Aktiengesellschaft (A)	26,000	2,639,629
Merck Kommanditgesellschaft auf Aktien (A)	11,800	1,521,599
SAP Aktiengesellschaft (A)	77,200	3,445,480
Siemens AG (A)	44,500	4,756,202
Vossloh AG (A)	20,700	1,979,882
		25,227,463
Greece - 3.35%
Bank of Cyprus Limited (A)	225,000	3,414,419
OPAP S.A. (A)(B)	70,000	2,685,582
Piraeus Bank S.A. (A)	62,500	2,170,748
		8,270,749
Hong Kong - 3.13%
Agile Property Holdings Limited (A)	2,700,000	2,660,779
Cheung Kong (Holdings) Limited (A)	207,000	2,620,119
Esprit Holdings Limited (A)	209,000	2,451,507
		7,732,405
Ireland - 4.53%
Anglo Irish Bank Corporation plc (Great Britain) (A)	330,000	7,053,260
CRH public limited company (A)	64,600	2,759,732
Irish Life & Permanent plc (A)	50,000	1,365,901
		11,178,893
Italy - 5.42%
Banca Intesa S.p.A. (A)	612,000	4,647,698
Banca Italease S.p.A. (A)	31,800	2,036,909
Saipem S.p.A. (A)	76,200	2,219,052
UniCredito Italiano S.p.A. (A)	470,000	4,473,410
		13,377,069
Japan - 18.22%
AEON CO., LTD. (A)(B)	10,000	199,423
Astellas Pharma Inc. (A)	56,500	2,435,675
Bank of Fukuoka, Ltd. (The) (A)(C)	150,000	1,210,540
Bank of Yokohama, Ltd. (The) (A)	150,000	1,118,890
CREDIT SAISON CO., LTD. (A)	36,300	1,195,214
Canon Inc. (A)	70,500	3,787,042
Central Japan Railway Company (A)	100	1,137,135
DENSO CORPORATION (A)	29,000	1,077,902
Daiwa Securities Group Inc. (A)	150,000	1,811,354
FANUC LTD (A)	15,000	1,396,385
Hoya Corporation (A)	89,000	2,953,072
Japan Tobacco Inc. (A)	600	2,948,065
Kirin Brewery Company, Limited (A)	150,000	2,166,497
Kurita Water Industries Ltd. (A)	60,000	1,451,120
Mitsubishi Estate Co., Ltd. (A)	143,000	4,696,283
Nintendo Co., Ltd. (A)	6,200	1,802,020
ORIX Corporation (A)	12,000	3,126,273
SUMCO Corporation (A)	68,000	2,827,563
Shin-Etsu Chemical Co., Ltd. (A)	43,500	2,654,150
Toyota Motor Corporation (A)	77,900	4,991,047
		44,985,650
Netherlands - 1.36%
ABN AMRO Holding N.V. (A)	42,000	1,807,719
Royal Numico N.V. (A)	30,000	1,547,309
		3,355,028
Norway - 0.88%
Statoil ASA (A)	80,000	2,178,241

Russia - 1.46%
OAO LUKOIL, ADR	41,700	3,607,050

South Korea - 2.16%
Kookmin Bank (A)	30,000	2,691,327
Samsung Electronics Co., Ltd. (A)	4,400	2,633,078
		5,324,405
Sweden - 1.18%
H & M Hennes & Mauritz AB (A)	50,400	2,901,529

Switzerland - 13.41%
Compagnie Financiere Richemont SA (A)	44,400	2,482,805
Credit Suisse Group, Registered Shares (A)	57,900	4,154,944
Holcim Ltd, Registered Shares (A)	28,900	2,894,400
Nestle S.A., Registered Shares (A)	13,500	5,257,684
Nobel Biocare Holding AG (A)	4,600	1,676,995
Novartis AG, Registered Shares (A)(C)	89,000	4,862,070
Roche Holdings AG, Genussschein (A)	29,700	5,254,907
SGS SA (A)	2,000	2,388,183
Swatch Group Ltd (The), Bearer Shares (A)	4,500	1,189,668
Zurich Financial Services, Registered Shares (A)	10,200	2,944,204
		33,105,860
United Kingdom - 13.41%
BAE SYSTEMS plc (A)	290,000	2,625,106
BHP Billiton Plc (A)	127,000	2,831,552
British American Tobacco p.l.c. (A)	145,500	4,549,649
Diageo plc (A)	87,000	1,762,530
IG Group Holdings plc (A)(B)	258,000	1,509,150
Intertek Group plc (A)	193,000	3,442,834
Michael Page International plc (A)	135,000	1,422,605
Prudential plc (A)	90,000	1,270,736
Reckitt Benckiser plc (A)	85,500	4,451,916
Royal Bank of Scotland Group plc (The) (A)	107,659	4,203,228
Safestore Holdings Limited (A)(B)*	215,000	1,061,948
Standard Chartered PLC (A)	43,500	1,253,203
WPP Group plc (A)	179,000	2,712,281
		33,096,738
United States - 2.68%
Research In Motion Limited*	34,100	4,654,480
streetTRACKS Gold Trust*	30,000	1,972,800
		6,627,280

TOTAL COMMON STOCKS - 96.20%		$237,454,980

(Cost: $175,915,009)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.33%
Alcoa Incorporated,
5.44%, 4-2-07	$826	825,875

Capital Equipment - 1.62%
Caterpillar Inc.,
5.3%, 4-9-07	4,000	3,995,289

Total Commercial Paper - 1.95%		4,821,164

Commercial Paper (backed by irrevocable bank letter of credit) - 1.85%
Finance Companies
ED&F Man Treasury Management PLC (Rabobank Nederland),
5.35%, 4-5-07	4,572	4,569,282

TOTAL SHORT-TERM SECURITIES - 3.80%		$9,390,446

(Cost: $9,390,446)

TOTAL INVESTMENT SECURITIES - 100.00%		$246,845,426

(Cost: $185,305,455)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $8,448,257 or 3.42% of total investments.

(C)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.

The Investments of W&R Target International Value Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Australia - 1.37%
National Australia Bank Limited (A)	249,043	$8,140,636

Belgium - 0.83%
Belgacom SA (A)	111,330	4,944,927

Bermuda - 1.61%
ACE Limited	83,770	4,779,916
XL Capital Ltd, Class A	68,390	4,784,564
		9,564,480
Canada - 0.99%
Barrick Gold Corporation (A)	206,300	5,886,117

China - 1.01%
China Telecom Corporation Limited (A)	8,936,000	4,391,661
China Telecom Corporation Limited (A)(B)	3,240,000	1,592,321
		5,983,982
Denmark - 1.29%
Vestas Wind Systems A/S (A)*	137,191	7,686,268

Finland - 2.43%
Stora Enso Oyj, Class R (A)	340,690	5,916,416
Stora Enso Oyj, Class R (A)	71,073	1,229,029
UPM-Kymmene Corporation (A)	286,300	7,293,366
		14,438,811
France - 9.40%
AXA S.A. (A)	252,203	10,693,334
France Telecom (A)	555,499	14,670,534
Sanofi-Aventis (A)	161,600	14,053,300
THOMSON (A)	485,110	9,338,136
TOTAL S.A. (A)	101,088	7,082,736
		55,838,040
Germany - 4.96%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	4,259,986
Deutsche Post AG (A)	241,000	7,288,689
E.ON AG (A)	33,900	4,583,761
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	40,980	6,911,293
Siemens AG (A)	59,900	6,402,168
		29,445,897
Hong Kong - 1.55%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	9,186,122

Israel - 1.66%
Check Point Software Technologies Ltd.*	442,720	9,854,947

Italy - 2.39%
Eni S.p.A. (A)	257,739	8,387,131
Mediaset S.p.A. (A)	536,113	5,833,154
		14,220,285
Japan - 3.90%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	239	2,697,471
Konica Minolta Holdings, Inc. (A)*	363,000	4,768,534
Sony Corporation (A)	203,500	10,344,238
Takeda Pharmaceutical Company Limited (A)	82,200	5,392,108
		23,202,351
Netherlands - 7.02%
Akzo Nobel N.V. (A)	39,620	3,008,853
ING Groep N.V., Certicaaten Van Aandelen (A)	294,504	12,451,478
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	7,659,366
Reed Elsevier NV (A)	663,360	11,732,572
Vedior N.V. (A)	307,890	6,835,694
		41,687,963
Norway - 2.91%
Norske Skogindustrier ASA (A)	448,441	7,672,850
Telenor ASA (A)	541,050	9,613,445
		17,286,295
Singapore - 3.72%
DBS Group Holdings Ltd (A)	300,000	4,231,619
Flextronics International Ltd.*	325,350	3,557,702
Singapore Telecommunications Limited (A)	3,411,000	7,374,406
Venture Corporation Limited (A)	724,000	6,967,274
		22,131,001
South Korea - 4.89%
KT Corporation, ADR	329,160	7,369,892
Kookmin Bank, ADR	73,760	6,649,464
SK Telecom Co., Ltd., ADR	184,530	4,321,693
Samsung Electronics Co., Ltd., GDR (B)	35,190	10,706,558
		29,047,607
Spain - 3.83%
Gamesa Corporacion Tecnologica, S.A. (A)	214,108	7,751,008
Repsol YPF, S.A. (A)	256,583	8,651,137
Telefonica, S.A., ADR	95,274	6,326,194
		22,728,339
Sweden - 0.80%
Securitas AB, Class B (A)	172,280	2,627,573
Securitas Systems AB, Class B (A)*	610,280	2,123,762
		4,751,335
Switzerland - 3.33%
Nestle S.A., Registered Shares (A)	21,620	8,420,084
Swiss Reinsurance Company, Registered Shares (A)	66,770	6,099,222
UBS AG (A)	88,800	5,276,188
		19,795,494
Taiwan - 4.71%
Chunghwa Telecom Co., Ltd., ADR	355,848	7,088,492
Compal Electronics Inc., GDR	452,309	1,913,538
Compal Electronics Inc., GDR (B)	528,412	2,235,500
Lite-On Technology Corporation, GDR	579,075	7,480,787
Mega Financial Holding Company (A)	14,197,000	9,266,747
		27,985,064
Thailand - 0.00%
Advanced Info Service Public Company Limited (A)	3,000	5,741

United Kingdom - 30.65%
AMVESCAP PLC (A)	340,700	3,754,492
Alliance Boots plc (A)	360,615	7,284,409
Aviva plc (A)	576,310	8,488,656
BAE SYSTEMS plc (A)	649,760	5,881,685
BP p.l.c. (A)	1,189,790	12,924,102
British Sky Broadcasting Group plc (A)	919,890	10,209,535
Cadbury Schweppes plc (A)	349,060	4,478,563
Centrica plc (A)	1,015,750	7,725,513
Compass Group PLC (A)	2,311,240	15,463,754
Fiberweb plc (A)*	135,665	566,639
GlaxoSmithKline plc (A)	445,620	12,250,450
Group 4 Securicor plc (A)	1,930,840	7,637,185
HSBC Holdings plc (A)	511,480	8,952,938
Old Mutual plc (A)	2,562,750	8,275,720
Pearson plc (A)	425,050	7,293,693
Rentokil Initial plc (A)	2,082,700	6,680,444
Rolls-Royce Group plc (A)	695,160	6,761,179
Royal Bank of Scotland Group plc (The) (A)	356,360	13,913,026
Royal Dutch Shell plc, Class B (A)	226,693	7,543,497
tesco plc (A)	657,030	5,743,857
Unilever PLC (A)	241,385	7,272,363
Vodafone Group Plc (A)	4,877,865	13,006,488
		182,108,188
United States - 0.95%
Domtar Inc. (A)*	620,280	5,646,724

TOTAL COMMON STOCKS - 96.20%		$571,566,614

(Cost: $406,572,753)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Forest and Paper Products - 0.54%
Sonoco Products Co.,
5.47%, 4-2-07	$3,218	3,217,511

Mining - 0.84%
BHP Billiton Finance USA, Inc.,
5.3%, 4-5-07	5,000	4,997,055

Total Commercial Paper - 1.38%		8,214,566

Commercial Paper (backed by irrevocable bank letter of credit) - 2.42%
Finance Companies
ED&F Man Treasury Management PLC (Rabobank Nederland),
5.35%, 4-5-07	14,355	14,346,467

TOTAL SHORT-TERM SECURITIES - 3.80%		$22,561,033

(Cost: $22,561,033)

TOTAL INVESTMENT SECURITIES - 100.00%		$594,127,647

(Cost: $429,133,786)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $14,534,379 or 2.45% of total investments.

The Investments of W&R Target Limited-Term Bond Portfolio
March 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.01%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,038,686

Broadcasting - 2.19%
Cox Communications, Inc.,
4.625%, 1-15-10	1,500	1,479,716

Business Equipment and Services - 5.18%
International Lease Finance Corporation,
5.0%, 4-15-10	1,500	1,496,568
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,012,746
		3,509,314
Chemicals - Petroleum and Inorganic - 2.19%
Monsanto Company,
4.0%, 5-15-08	1,500	1,478,988

Communications Equipment - 1.48%
Cisco Systems, Inc.,
5.44%, 2-20-09 *	1,000	1,001,453

Forest and Paper Products - 2.17%
International Paper Company,
4.25%, 1-15-09	1,500	1,472,115

Mining - 1.52%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,030	1,025,610

Railroad - 5.72%
CSX Corporation,
6.25%, 10-15-08	1,000	1,012,231
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,853,846
Union Pacific Corporation,
6.625%, 2-1-08	1,000	1,010,239
		3,876,316
Timesharing and Software - 2.94%
Equifax Inc.,
4.95%, 11-1-07	2,000	1,992,078

Utilities - Telephone - 0.74%
SBC Communications Inc.,
5.57%, 11-14-08 *	500	501,515

TOTAL CORPORATE DEBT SECURITIES - 27.14%		$18,375,791

(Cost: $18,434,894)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 21.36%
Farmer Mac Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (A)	6,000	5,996,400
Federal Home Loan Bank,
5.0%, 2-29-08	2,000	1,998,192
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	1,964,350
5.0%, 10-18-10	2,500	2,510,143
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	1,994,150
		14,463,235
Mortgage-Backed Obligations - 28.80%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	1,376	1,341,615
3.5%, 12-15-16	743	713,123
5.5%, 7-15-17 (Interest Only)	280	1,223
5.5%, 10-15-23 (Interest Only)	2,759	129,145
5.0%, 6-15-24 (Interest Only)	1,971	135,682
5.0%, 11-15-24	934	929,722
4.25%, 3-15-31	846	822,946
5.5%, 5-15-34	860	865,583
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	1	498
4.5%, 5-1-10	808	797,950
4.0%, 6-1-14	1,261	1,223,406
5.5%, 1-1-17	94	94,968
5.5%, 5-1-17	103	103,910
4.5%, 1-1-18	1,057	1,025,854
4.5%, 4-1-18	1,075	1,043,704
4.5%, 3-1-19	1,407	1,364,174
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 3-15-31	530	533,675
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 6-25-22	1,682	1,668,845
5.5%, 11-25-36 (Interest Only)	5,302	1,431,798
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	10	10,370
7.0%, 10-1-14	11	11,657
6.0%, 3-1-16	37	37,892
6.0%, 3-1-16	35	35,746
5.5%, 2-1-17	354	355,310
5.5%, 1-1-18	569	571,843
5.0%, 3-1-18	1,007	995,966
5.0%, 6-1-20	1,070	1,055,493
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	12	12,254
7.5%, 3-15-15	14	14,758
6.0%, 8-15-16	46	46,692
6.0%, 12-15-16	117	119,302
5.5%, 1-15-17	153	153,465
6.0%, 1-15-17	86	87,393
5.5%, 7-15-17	205	206,338
5.5%, 10-15-17	128	129,263
5.0%, 12-15-17	709	703,826
7.0%, 6-15-28	16	16,639
7.0%, 7-15-29	24	25,462
3.75%, 1-20-34*	577	574,444
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	117	112,137
		19,504,071
Treasury Inflation Protected Obligation - 0.87%
United States Treasury Note,
3.0%, 7-15-12 (B)	500	590,023

Treasury Obligations - 21.31%
United States Treasury Notes:
5.0%, 2-15-11	2,000	2,034,296
5.0%, 8-15-11	3,000	3,058,125
4.375%, 8-15-12	4,250	4,223,272
4.25%, 8-15-13	5,200	5,111,236
		14,426,929

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 72.34%		$48,984,258

(Cost: $49,253,514)

SHORT-TERM SECURITIES - 0.52%

Forest and Paper Products
Sonoco Products Co.,
5.47%, 4-2-07	355	$354,946
(Cost: $354,946)

TOTAL INVESTMENT SECURITIES - 100.00%		$67,714,995

(Cost: $68,043,354)

Notes to Schedule of Investments

*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of this security amounted 8.86% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Micro Cap Growth Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.85%
Pinnacle Airlines Corp.*	29,200	$503,700

Apparel - 2.07%
Ashworth, Inc.*	39,100	297,160
Volcom, Inc.*	26,900	923,342
		1,220,502
Banks - 0.15%
Cowen Group, Inc.*	5,200	86,424

Broadcasting - 0.84%
RRSat Global Communications Network Ltd.*	35,700	496,230

Business Equipment and Services - 8.81%
Cbeyond, Inc.*	19,700	577,308
Fiberstars, Inc.*	51,700	293,397
GEO Group, Inc. (The)*	16,850	763,642
Grubb & Ellis Company*	54,700	642,725
Houston Wire & Cable Company*	27,000	756,405
INVESTools Inc.*	55,600	773,674
Kenexa Corporation*	22,900	712,076
Salary.com, Inc.*	30,300	335,876
Unica Corporation*	27,700	347,773
		5,202,876
Capital Equipment - 5.25%
NATCO Group Inc., Class A*	39,900	1,361,388
Somanetics Corporation*	29,300	583,510
T-3 Energy Services, Inc.*	25,300	508,024
Warnaco Group, Inc. (The)*	22,900	650,016
		3,102,938
Communications Equipment - 1.38%
Blue Coat Systems, Inc.*	11,600	426,126
Intervoice, Inc.*	59,000	391,170
		817,296
Computers - Main and Mini - 2.61%
Rackable Systems, Inc.*	35,700	605,651
VA Software Corporation*	232,400	935,410
		1,541,061
Computers - Peripherals - 8.56%
Applix, Inc.*	34,200	457,767
Entrust, Inc.*	221,000	887,315
Lawson Software, Inc.*	71,500	578,078
NetScout Systems, Inc.*	56,700	512,568
Novatel Wireless, Inc.*	22,200	355,644
Phase Forward Incorporated*	87,100	1,141,446
Sigma Designs, Inc.*	19,500	512,265
Xyratex Ltd*	25,700	612,559
		5,057,642
Construction Materials - 1.00%
Comtech Group, Inc.*	33,600	586,992

Electrical Equipment - 2.46%
EXFO Electro-Optical Engineering Inc.*	74,400	461,280
Power-One, Inc.*	87,100	497,341
Ultralife Batteries, Inc.*	45,500	490,717
		1,449,338
Electronic Components - 4.76%
Bell Microproducts Inc.*	32,800	210,084
GSI Technology, Inc.*	52,900	278,783
Hittite Microwave Corporation*	3,800	152,608
Integrated Silicon Solution, Inc.*	65,800	365,519
Netlist, Inc.*	55,100	381,292
NetLogic Microsystems, Inc.*	29,000	771,545
Supertex, Inc.*	19,900	660,382
		2,820,213
Electronic Instruments - 5.28%
Asyst Technologies, Inc.*	51,300	362,434
Eagle Test Systems, Inc.*	37,000	614,940
Energy Conversion Devices, Inc.*	22,400	781,536
Intevac, Inc.*	22,500	592,875
Mattson Technology, Inc.*	46,800	425,646
Microtune, Inc.*	83,300	342,363
		3,119,794
Health Care - Drugs - 10.40%
Acusphere, Inc.*	46,100	127,927
Auxilium Pharmaceuticals, Inc.*	61,200	899,640
BioSphere Medical, Inc.*	39,000	287,235
Dyax Corp.*	77,100	316,881
InterMune, Inc.*	30,900	761,531
Maxygen, Inc.*	67,700	753,501
Medifast, Inc.*	53,100	380,196
Obagi Medical Products, Inc.*	43,600	647,242
POZEN Inc.*	41,600	613,184
Sciele Pharma, Inc.*	31,100	735,982
SuperGen, Inc.*	105,200	619,628
		6,142,947
Health Care - General - 15.15%
Bruker BioSciences Corporation*	55,400	582,254
Candela Corporation*	65,600	749,808
Cutera, Inc.*	30,200	1,091,579
Greatbatch, Inc.*	11,600	295,800
Micrus Endovascular Corporation*	27,800	662,057
NuVasive, Inc.*	29,000	687,880
Omnicell, Inc.*	54,100	1,133,125
PolyMedica Corporation	23,400	989,703
Quidel Corporation*	87,900	1,054,361
Spectranetics Corporation (The)*	77,400	827,019
Systems Xcellence Inc.*	20,400	384,744
Tutogen Medical, Inc.*	16,100	135,240
XTENT, Inc.*	30,400	353,704
		8,947,274
Hospital Supply and Management - 2.40%
Health Grades, Inc.*	124,700	779,998
MEDecision, Inc.*	35,600	227,840
NovaMed, Inc.*	63,100	409,519
		1,417,357
Motion Pictures - 1.68%
On Assignment, Inc.*	79,900	991,559

Non-Residential Construction - 1.05%
Perini Corporation*	16,800	619,248

Petroleum - Services - 1.81%
Brigham Exploration Company*	86,200	537,026
Bronco Drilling Company, Inc.*	32,000	529,920
		1,066,946
Restaurants - 3.76%
BUCA, Inc.*	36,000	197,460
McCormick & Schmick's Seafood Restaurants, Inc.*	29,300	783,043
Red Robin Gourmet Burgers, Inc.*	17,600	682,968
Ruth's Chris Steak House, Inc.*	27,400	557,316
		2,220,787
Retail - Specialty Stores - 2.42%
Gaiam, Inc., Class A*	36,300	571,725
Jos. A. Bank Clothiers, Inc.*	24,283	857,918
		1,429,643
Security and Commodity Brokers - 1.57%
FCStone Group, Inc.*	10,300	384,344
Sanders Morris Harris Group Inc.	50,700	539,702
		924,046
Steel - 1.14%
Claymont Steel Holdings, Inc.*	33,200	670,972

Timesharing and Software - 10.04%
Blackbaud, Inc.	31,800	775,602
Concur Technologies, Inc.*	61,300	1,069,072
Covansys Corporation*	23,800	586,432
DivX, Inc.*	14,200	284,284
iGate Corporation*	42,800	353,742
Liquidity Services, Inc.*	27,500	465,300
LivePerson, Inc.*	51,600	406,350
Ultimate Software Group, Inc. (The)*	47,500	1,244,262
VASCO Data Security International, Inc.*	41,800	746,130
		5,931,174
Trucking and Shipping - 1.05%
U.S. Xpress Enterprises, Inc., Class A*	35,900	618,736

TOTAL COMMON STOCKS - 96.49%		$56,985,695

(Cost: $45,950,481)

SHORT-TERM SECURITIES - 3.51%	Principal Amount in Thousands

Forest and Paper Products
Sonoco Products Co.,
5.47%, 4-2-07	$2,076	$2,075,685
(Cost: $2,075,685)

TOTAL INVESTMENT SECURITIES - 100.00%		$59,061,380

(Cost: $48,026,166)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Banks - 5.19%
Northern Trust Corporation	16,600	$997,743
Synovus Financial Corp.	36,450	1,178,793
		2,176,536
Beverages - 1.40%
Brown-Forman Corporation, Class B	8,950	586,762

Business Equipment and Services - 6.78%
Akamai Technologies, Inc.*	4,500	224,505
Bucyrus International, Inc., Class A	4,950	254,727
Cintas Corporation	14,600	526,987
Lamar Advertising Company, Class A	10,550	664,070
Republic Services, Inc., Class A	14,325	398,522
Stericycle, Inc.*	9,550	778,277
		2,847,088
Capital Equipment - 1.95%
IDEX Corporation	16,100	819,168

Chemicals - Specialty - 1.02%
Air Products and Chemicals, Inc.	5,800	428,562

Communications Equipment - 0.30%
Marvell Technology Group Ltd.*	7,550	126,727

Computers - Micro - 4.12%
Apple Inc.*	12,350	1,147,377
Sun Microsystems, Inc.*	96,900	580,915
		1,728,292
Computers - Peripherals - 0.96%
Citrix Systems, Inc.*	5,950	190,459
Electronic Arts Inc.*	4,250	213,903
		404,362
Consumer Electronics - 1.02%
Research In Motion Limited*	3,150	429,959

Electrical Equipment - 1.10%
Molex Incorporated, Class A	18,600	462,489

Electronic Components - 6.36%
Broadcom Corporation, Class A*	24,225	776,532
Linear Technology Corporation	13,200	416,856
Microchip Technology Incorporated	18,500	657,583
Network Appliance, Inc.*	22,400	817,488
		2,668,459
Electronic Instruments - 1.14%
Lam Research Corporation*	10,100	478,033

Farm Machinery - 0.96%
AGCO Corporation*	10,900	402,973

Food and Related - 2.48%
Hershey Foods Corporation	11,700	639,522
Wm. Wrigley Jr. Company	7,900	402,347
		1,041,869
Health Care - Drugs - 4.49%
Allergan, Inc.	10,400	1,152,528
Gilead Sciences, Inc.*	9,550	730,241
		1,882,769
Health Care - General - 8.37%
DENTSPLY International Inc.	17,800	582,861
Gen-Probe Incorporated*	7,500	352,950
Henry Schein, Inc.*	19,650	1,084,189
Hologic, Inc.*	9,600	553,248
Kyphon Inc.*	9,350	421,825
Zimmer Holdings, Inc.*	6,050	516,730
		3,511,803
Hospital Supply and Management - 6.78%
C. R. Bard, Inc.	13,075	1,039,593
Cytyc Corporation*	21,100	722,042
Express Scripts, Inc.*	4,100	331,096
Laboratory Corporation of America Holdings*	10,350	751,721
		2,844,452
Insurance - Property and Casualty - 1.10%
AXIS Capital Holdings Limited	13,700	463,882

Metal Fabrication - 1.67%
Fastenal Company	20,000	701,700

Motor Vehicles - 0.78%
Harley-Davidson, Inc.	5,550	326,063

Petroleum - Domestic - 1.12%
XTO Energy Inc.	8,550	468,625

Petroleum - International - 1.35%
Noble Energy, Inc.	9,500	566,675

Petroleum - Services - 2.10%
BJ Services Company	5,900	164,610
Complete Production Services, Inc.*	10,300	205,073
National Oilwell Varco, Inc.*	3,350	260,597
Smith International, Inc.	5,200	249,860
		880,140
Publishing - 3.68%
E. W. Scripps Company (The)	7,400	330,632
Getty Images, Inc.*	8,550	415,787
Meredith Corporation	13,900	797,721
		1,544,140
Restaurants - 2.97%
Chipotle Mexican Grill, Inc.*	3,550	220,455
P.F. Chang's China Bistro, Inc.*	14,850	621,844
YUM! Brands, Inc.	7,000	404,320
		1,246,619
Retail - Food Stores - 1.06%
Longs Drug Stores Corporation	8,650	446,686

Retail - General Merchandise - 0.98%
Nordstrom, Inc.	7,750	410,285

Retail - Specialty Stores - 3.49%
Chico's FAS, Inc.*	19,600	478,828
Coldwater Creek Inc.*	16,300	330,482
J. Crew Group, Inc.*	16,300	654,771
		1,464,081
Security and Commodity Brokers - 4.16%
Chicago Mercantile Exchange Holdings Inc. (A)	1,690	899,857
Legg Mason, Inc.	3,200	301,472
TD Ameritrade Holding Corporation*	36,500	542,937
		1,744,266
Timesharing and Software - 5.34%
aQuantive, Inc.*	6,700	186,930
eBay Inc.*	15,850	525,031
Global Payments Inc.	15,400	524,524
Paychex, Inc.	26,550	1,005,183
		2,241,668
Trucking and Shipping - 1.53%
C.H. Robinson Worldwide, Inc.	13,450	642,036

Utilities - Telephone - 0.46%
Equinix, Inc.*	2,250	192,611

TOTAL COMMON STOCKS - 86.21%		$36,179,780

(Cost: $32,322,612)

PUT OPTIONS - 0.01%	Number of Contracts

Chicago Mercantile Exchange Holdings Inc., April 540, Expires 4-23-07	2	$3,400
(Cost: $1,760)

SHORT-TERM SECURITIES - 13.78%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 5.05% Repurchase Agreement dated 3-30-07 to be repurchased at $5,784,433 on 4-2-07 (B)	$5,782	$5,782,000
(Cost: $5,782,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$41,965,180

(Cost: $38,106,372)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Security serves as cover for the following written call option outstanding at March 31, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Chicago Mercantile Exchange Holdings Inc.	2	June/650	$1,495	$315

(B)Collateralized by $4,355,000 United States Treasury Bond, 8.75% due 5-15-17; market value and accrued interest aggregate $5,906,242.

The Investments of W&R Target Money Market Portfolio
March 31, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 7.97%
Banks
Barclays Bank PLC,
5.37%, 4-15-08	$1,500	$1,500,000
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	925	925,000
Citibank, N.A.:
5.31%, 5-5-07	1,500	1,500,000
5.31%, 5-25-07	1,000	1,000,000
5.28%, 6-7-07	900	900,000
		5,825,000
Commercial Paper
Banks - 0.68%
Barclays U.S. Funding Corp.,
5.24%, 5-14-07	500	496,871

Capital Equipment - 4.33%
Deere (John) Capital Corporation:
5.28%, 4-24-07	1,000	996,627
5.23%, 6-6-07	1,100	1,089,453
5.23%, 6-7-07	600	594,160
5.25%, 6-18-07	489	483,438
		3,163,678
Finance Companies - 0.96%
General Electric Capital Corporation,
5.0%, 6-15-07	700	699,267

Food and Related - 4.85%
McCormick & Co. Inc.:
5.1%, 5-31-07	1,400	1,388,100
5.11%, 5-31-07	750	743,613
5.0%, 8-31-07	1,100	1,076,778
5.02%, 11-26-07	350	338,335
		3,546,826
Health Care - Drugs - 1.37%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	1,000	998,670

Household - General Products - 4.69%
Procter & Gamble Company (The):
5.28%, 4-16-07	750	748,350
5.24%, 5-21-07	2,700	2,680,350
		3,428,700
Mining - 3.00%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.27%, 4-25-07	500	498,243
5.275%, 4-30-07	1,700	1,692,776
		2,191,019
Security and Commodity Brokers - 3.21%
UBS Finance Delaware LLC (UBS AG):
5.24%, 5-8-07	1,160	1,153,753
5.24%, 6-6-07	1,200	1,188,472
		2,342,225
Trucking and Shipping - 1.34%
United Parcel Service Inc.,
5.06%, 7-31-07	1,000	982,993

Utilities - Telephone - 1.44%
AT&T Inc.,
5.44%, 4-2-07	1,055	1,054,841

Total Commercial Paper - 25.87%		18,905,090

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 9.47%
ED&F Man Treasury Management PLC (Rabobank Nederland),
5.38%, 4-5-07	426	425,745
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.23%, 7-2-07	1,500	1,479,952
River Fuel Company #2, Inc. (Bank of New York (The)),
5.25%, 4-30-07	750	746,828
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.25%, 4-30-07	814	810,557
River Fuel Trust #1 (Bank of New York (The)),
5.23%, 6-18-07	600	593,201
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.265%, 5-9-07	2,880	2,863,994
		6,920,277
Food and Related - 4.72%
COFCO Capital Corp. (Rabobank Nederland):
5.26%, 4-3-07	1,050	1,049,693
5.26%, 4-5-07	1,600	1,599,065
5.26%, 4-10-07	800	798,948
		3,447,706
Multiple Industry - 2.74%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch):
5.26%, 4-5-07	1,500	1,499,123
5.27%, 4-12-07	250	249,597
5.245%, 4-19-07	250	249,344
		1,998,064

Total Commercial Paper (backed by irrevocable bank letter of credit) - 16.93%		12,366,047

Notes
Banks - 6.40%
Bank of America, N.A.,
5.27%, 9-14-07	1,200	1,200,000
Rabobank Nederland,
5.03%, 4-18-07 *	500	500,000
U.S. Bancorp,
5.1%, 7-15-07	975	973,967
Wells Fargo & Company:
5.38%, 4-2-07 *	1,500	1,500,000
5.33%, 4-16-07 *	500	500,000
		4,673,967
Business Equipment and Services - 1.57%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.44%, 4-4-07 *	1,145	1,145,000

Computers - Main and Mini - 1.71%
International Business Machines Corporation,
5.33%, 4-9-07 *	1,250	1,250,000

Cosmetics and Toiletries - 0.68%
Kimberly-Clark Corporation,
5.263%, 12-19-07	500	500,000

Finance Companies - 1.16%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, N.A.),
5.39%, 4-5-07 *	700	700,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.36%, 4-5-07 *	145	145,000
		845,000
Furniture and Furnishings - 0.29%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 4-5-07 *	210	210,000

Health Care - Drugs - 1.02%
GlaxoSmithKline Capital plc,
2.375%, 4-16-07	750	749,067

Hospital Supply and Management - 0.51%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.35%, 4-4-07 *	375	375,000

Household - General Products - 1.19%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, N.A.),
5.37%, 4-5-07 *	869	869,000

Leisure Time Industry - 1.72%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 4-5-07 *	1,255	1,255,000

Multiple Industry - 4.25%
3M Company,
5.656%, 12-12-07 (A)	1,500	1,504,535
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
5.37%, 4-4-07 *	1,600	1,600,000
		3,104,535
Non-Residential Construction - 1.54%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.37%, 4-4-07 *	1,125	1,125,000

Real Estate Investment Trust - 1.94%
Arden Realty Limited Partnership,
7.0%, 11-15-07	1,400	1,414,694

Retail - General Merchandise - 2.74%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	2,000	2,000,806

Security and Commodity Brokers - 0.68%
UBS AG,
5.4%, 2-1-08	500	499,808

Trucking and Shipping - 1.76%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.37%, 4-5-07 *	1,290	1,290,000

Total Notes - 29.16%		21,306,877

TOTAL CORPORATE OBLIGATIONS - 79.93%		$58,403,014

(Cost: $58,403,014)

MUNICIPAL OBLIGATIONS - TAXABLE

Arkansas - 1.33%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.37%, 4-4-07 *	975	975,000

California - 9.03%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
5.28%, 5-3-07	3,100	3,100,000
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.):
5.29%, 4-2-07	2,000	2,000,000
5.29%, 4-2-07	1,000	1,000,000
5.29%, 4-10-07	500	500,000
		6,600,000
Florida - 1.10%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.37%, 4-4-07 *	800	800,000

Georgia - 2.62%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable):
5.38%, 4-4-07	1,567	1,567,000
5.38%, 4-5-07	350	350,000
		1,917,000
Indiana - 0.55%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.34%, 4-5-07	400	400,000

Iowa - 0.40%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.33%, 4-5-07 *	295	295,000

New York - 1.03%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (WestLB AG),
5.39%, 6-5-07	750	750,000

Washington - 1.62%
Washington State Housing Finance Commission, Taxable Variable Rate Demand, Multifamily Revenue Bonds (Olympic Place Apartments Project), Series 2003B,
5.37%, 4-5-07 *	675	675,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, N.A.),
5.42%, 4-2-07 *	505	505,000
		1,180,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 17.68%		$12,917,000

(Cost: $12,917,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Mortgage Corporation,
5.375%, 2-12-08	750	750,000
Overseas Private Investment Corporation,
5.36%, 4-4-07 *	1,000	1,000,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.39%		$1,750,000

(Cost: $1,750,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$73,070,014

(Cost: $73,070,014)

Notes to Schedule of Investments

*Variable rate security. Interest disclosed rate is that which is in effect at March 31, 2007.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of this security amounted to 2.06% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio
March 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31 *	$277	$282,839
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 *	170	170,380
ABN AMRO Mortgage Corporation, Series 2003-2,
5.33023%, 3-25-18 *	101	95,754
Auburn Funding, LLC,
6.92%, 1-25-12 (A)*	165	159,328
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	304	302,535
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	341	340,383
Banc of America Alternative Loan Trust 2005-8:
5.57424%, 9-25-35 *	213	207,583
5.57424%, 9-25-35 *	44	41,926
Banc of America Alternative Loan Trust 2005-10,
5.66861%, 11-25-35 *	122	110,184
Banc of America Alternative Loan Trust 2005-12,
5.80715%, 1-25-36 *	171	165,924
Banc of America Alternative Loan Trust 2006-4:
6.22497%, 5-25-36 *	84	78,112
6.22497%, 5-25-36 *	64	63,915
Banc of America Alternative Loan Trust 2006-6,
6.0%, 6-25-46	385	388,632
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates: Series 2002-2,
6.2%, 7-11-43 (B)	140	144,346
Series 2003-1,
4.9%, 9-11-36 (B)	450	437,140
Series 2004-6,
5.104%, 12-10-42 (B)*	100	97,604
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	250	250,794
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	142	144,603
Banc of America Funding Corporation,
5.01027%, 9-20-34 *	103	100,348
Banc of America Mortgage 2005-J Trust,
5.09274%, 11-25-35 *	277	274,359
Banc of America Mortgage 2007-1 Trust,
6.0%, 3-25-37	220	219,059
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	85	82,434
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	110	108,550
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	250	257,508
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	113	114,043
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2 Trust Fund:
7.25921%, 2-15-35 (B)*	500	533,691
7.59921%, 2-15-35 (B)*	75	81,798
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	150	154,107
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 *	200	189,378
C-Bass 2005-CB7 Trust,
5.147%, 11-25-35 *	150	149,157
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	285	287,749
C-Bass 2006-MH1 Trust,
5.97%, 9-25-36 (B)*	150	151,712
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	142,834
CHL Mortgage Pass-Through Trust 2003-HYB2,
3.96079%, 7-19-33 *	265	255,550
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 *	215	220,110
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (B)	110	111,306
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 *	210	203,856
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	303	296,999
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (B)	45	44,861
CitiMortgage Alternative Loan Trust, Series 2006-A7,
0.0%, 12-25-36 *	250	236,918
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)*	145	142,663
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	48	48,466
DLJ Commercial Mortgage Corp. 1998-CG1,
7.16768%, 6-10-31 (B)*	170	186,088
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)*	125	125,072
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (B)	65	66,250
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	90	85,055
5.39725%, 4-25-32 *	130	117,590
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	173	168,561
Green Tree Financial Corporation:
7.65%, 4-15-19	170	176,649
9.0%, 6-15-25	110	115,836
7.95%, 8-15-25	115	118,377
Hilton Hotel Pool Trust:
5.82%, 10-3-15 (B)*	100	100,936
7.653%, 10-3-15 (B)	220	231,165
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 *	50	49,007
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	224	225,111
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 *	250	252,933
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	200	208,343
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1,
5.44%, 7-25-35 *	98	97,541
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 *	270	274,186
J.P. Morgan Mortgage Acquisition Trust 2006-WF1,
6.41%, 7-25-36 *	250	255,858
J.P. Morgan Mortgage Trust 2005-S2,
5.66819%, 9-25-35 *	194	191,081
J.P. Morgan Mortgage Trust 2006-S3:
6.187%, 8-25-36	395	396,943
6.5%, 8-25-36	160	162,892
J.P. Morgan Mortgage Trust 2007-A1,
4.81906%, 7-25-35 *	300	290,885
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (B)*	100	96,876
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.01%, 3-15-10	133	128,151
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	315,501
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	73	71,988
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	82	84,049
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.45164%, 9-15-37 (B)*	100	104,525
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	100	95,808
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (B)	250	259,036
Origen Manufactured Housing Contract Trust 2004-A:
5.7%, 1-15-35	100	99,131
5.91%, 1-15-35	200	199,142
Origen Manufactured Housing Contract Trust 2004-A, Class A-2,
3.38%, 8-15-17	210	208,434
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	100	96,788
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	105	102,763
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	35	34,891
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	100	97,214
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	230	226,541
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	214	211,615
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 *	225	219,034
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	34	32,549
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.72%, 9-10-35 (A)*	128	130,088
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	86	81,955
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 *	144	138,093
Structured Asset Securities Corporation:
5.54%, 11-25-32 *	29	28,398
5.25%, 8-25-33	139	132,314
5.63%, 5-25-34 *	100	98,992
6.0%, 6-25-34 *	250	248,903
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	105	101,746
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	143	140,510

TOTAL CORPORATE DEBT SECURITIES - 54.49%		$15,570,832

(Cost: $15,645,636)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.51%
Federal National Mortgage Association,
2.5%, 6-15-08 (C)	150	$145,685

Mortgage-Backed Obligations - 38.40%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	108	105,040
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	309	305,918
5.5%, 6-1-19	168	168,873
5.3%, 1-15-33	228	225,420
6.0%, 10-1-33	562	571,605
5.5%, 2-1-35	198	196,634
5.5%, 3-1-35	300	296,812
5.0%, 5-15-35	270	253,006
5.0%, 8-1-35	376	363,662
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 3-1-18	183	184,222
5.0%, 10-1-18	167	165,595
5.5%, 9-1-19	112	112,654
7.0%, 11-1-32	154	160,269
6.0%, 6-1-33	377	381,675
6.0%, 12-1-33	261	264,196
5.5%, 1-1-34	160	158,335
5.5%, 1-1-34	154	152,725
5.0%, 2-1-34	349	337,535
5.5%, 2-1-34	363	360,114
6.0%, 4-1-34	190	191,979
5.5%, 7-1-34	345	342,348
5.5%, 9-1-34	110	109,279
6.5%, 9-1-34	73	74,672
5.5%, 11-1-34	278	275,507
6.0%, 11-1-34	109	109,691
6.5%, 11-1-34	203	208,065
6.5%, 11-1-34	156	159,928
6.0%, 12-1-34	474	478,915
5.5%, 2-1-35	565	562,080
6.5%, 3-1-35	133	137,225
6.0%, 4-1-35	178	179,125
5.141%, 6-1-35 *	393	391,617
5.0%, 7-1-35	85	81,821
5.5%, 7-1-35	212	209,884
5.5%, 10-1-35	571	565,959
5.5%, 10-1-35	174	172,282
6.5%, 2-1-36	92	94,141
6.5%, 6-1-36	168	171,642
6.0%, 8-1-36	378	380,828
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.94562%, 6-17-45 *	1,525	82,438
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	109	112,327
5.5%, 12-15-34	374	372,617
5.5%, 4-1-35	250	248,594
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	496,220
		10,973,474

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 38.91%		$11,119,159

(Cost: $11,170,629)

SHORT-TERM SECURITIES

Household - General Products - 3.10%
Fortune Brands Inc.,
5.5%, 4-2-07	886	885,864

Utilities - Telephone - 3.50%
Verizon Communications Inc.,
5.35%, 4-4-07	1,001	1,000,554

TOTAL SHORT-TERM SECURITIES - 6.60%		$1,886,418

(Cost: $1,886,418)

TOTAL INVESTMENT SECURITIES - 100.00%		$28,576,409

(Cost: $28,702,683)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $725,712, or 2.54% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors/Trustees. At March 31, 2007, the total value of these securities amounted to $3,535,850, or 12.37% of total investments.

(C)Securities serve as collateral for the following open futures contracts at March 31, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation	)

United States 5 Year Treasury Note	Short	8	6-29-07	$846,375	$2,288
United States 10 Year Treasury Note	Short	8	6-20-07	$865,000		$(852)

				1,711,375	1,436

The Investments of W&R Target Real Estate Securities Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.99%
Brookfield Properties Corporation	58,850	$2,371,655
CB Richard Ellis Group, Inc., Class A*	6,600	225,588
		2,597,243
Finance Companies - 0.40%
Quadra Realty Trust, Inc.*	19,800	258,192

Health Care - General - 0.30%
Brookdale Senior Living, Inc.	4,400	196,504

Hotels and Gaming - 3.03%
Hilton Hotels Corporation	23,100	830,676
Marriott International, Inc., Class A	5,300	259,488
Starwood Hotels & Resorts Worldwide, Inc.	13,600	881,960
		1,972,124
Multiple Industry - 2.22%
Digital Realty Trust, Inc.	10,800	430,920
Forest City Enterprises, Inc., Class A	14,626	967,949
Macquarie Infrastructure Company Trust	1,089	42,798
		1,441,667
Real Estate Investment Trust - 87.82%
AMB Property Corporation	19,000	1,117,010
Acadia Realty Trust	11,100	289,377
Alexandria Real Estate Equities, Inc.	7,500	752,775
American Campus Communities, Inc.	27,300	826,917
American Financial Realty Trust	23,800	239,904
Apartment Investment and Management Company, Class A	6,300	363,447
Archstone-Smith Trust	45,200	2,453,456
Associated Estates Realty Corporation	12,600	177,534
AvalonBay Communities, Inc.	15,600	2,028,000
BioMed Realty Trust, Inc.	41,343	1,087,321
Boston Properties, Inc.	24,100	2,829,340
Brandywine Realty Trust	38,600	1,289,626
Camden Property Trust	18,300	1,286,673
Corporate Office Properties Trust	17,400	794,832
DCT Industrial Trust Inc.	49,600	586,768
Developers Diversified Realty Corporation	24,400	1,534,760
Equity Inns, Inc.	12,300	201,474
Equity Lifestyle Properties, Inc.	9,300	502,293
Equity Residential	45,400	2,189,642
Essex Property Trust, Inc.	3,100	401,388
Extra Space Storage Inc.	11,400	215,916
Federal Realty Investment Trust	7,200	652,464
First Potomac Realty Trust	15,000	428,550
General Growth Properties, Inc.	29,488	1,904,040
Hersha Hospitality Trust	10,400	122,512
Highland Hospitality Corporation	20,100	357,780
Home Properties, Inc.	8,600	454,166
Hospitality Properties Trust	5,300	248,040
Host Hotels & Resorts, Inc.	106,768	2,809,066
Innkeepers USA Trust	10,400	169,312
Kilroy Realty Corporation	7,100	523,625
Kimco Realty Corporation	39,800	1,939,852
Kite Realty Group Trust	24,200	482,790
LaSalle Hotel Properties	6,400	296,704
Liberty Property Trust	16,900	823,368
Macerich Company (The)	12,300	1,136,028
Mack-Cali Realty Corporation	4,000	190,520
Maguire Properties, Inc.	25,700	913,892
Mid-America Apartment Communities, Inc.	6,400	360,064
Newcastle Investment Corp.	11,500	318,895
NorthStar Realty Finance Corp.	12,200	185,562
PS Business Parks, Inc.	4,300	303,236
ProLogis	62,202	4,038,776
Public Storage, Inc.	26,600	2,518,222
RAIT Financial Trust	2,900	81,026
Regency Centers Corporation	12,900	1,077,795
SL Green Realty Corp.	13,600	1,865,648
Simon Property Group, Inc.	43,300	4,817,125
Sunstone Hotel Investors, Inc.	27,100	738,746
Tanger Factory Outlet Centers, Inc.	7,900	319,081
Taubman Centers, Inc.	14,200	823,458
UDR, Inc.	15,900	486,858
U-Store-It Trust	16,900	340,028
Ventas, Inc.	17,400	733,062
Vornado Realty Trust	24,600	2,935,764
Weingarten Realty Investors	11,300	537,428
		57,101,936
Utilities - Telephone - 0.32%
Crown Castle International Corp.*	6,500	208,845

TOTAL COMMON STOCKS - 98.08%		$63,776,511

(Cost: $49,906,406)

SHORT-TERM SECURITIES - 1.92%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
5.5%, 4-2-07	$1,249	$1,248,809
(Cost: $1,248,809)

TOTAL INVESTMENT SECURITIES - 100.00%		$65,025,320

(Cost: $51,155,215)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science and Technology Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 11.39%
CheckFree Corporation*	407,800	$15,123,263
Euronet Worldwide, Inc.*	271,350	7,287,104
Global Cash Access, Inc.*	335,300	5,596,157
Headwaters Incorporated*	81,100	1,772,035
New Oriental Education & Technology Group Inc., ADR*	50,300	2,038,659
Telvent GIT, S.A.*	158,000	3,058,880
VeriFone Holdings, Inc.*	160,800	5,906,184
		40,782,282
Chemicals - Petroleum and Inorganic - 1.00%
E.I. du Pont de Nemours and Company	72,600	3,588,618

Chemicals - Specialty - 0.33%
VeraSun Energy Corporation*	58,900	1,170,343

Communicatoins Equipment - 0.90%
Marvell Technology Group Ltd.*	192,500	3,231,113

Computers - Peripherals - 11.28%
Aspen Technology, Inc.*	716,100	9,312,880
Intuit Inc.*	176,900	4,840,869
Lawson Software, Inc.*	917,400	7,417,179
Red Hat, Inc.*	142,300	3,262,939
Symantec Corporation*	310,600	5,365,615
Synaptics Incorporated*	164,800	4,213,112
Transaction Systems Architects, Inc.*	185,300	5,997,235
		40,409,829
Consumer Electronics - 9.72%
Garmin Ltd.	90,100	4,878,014
NAVTEQ Corporation*	160,900	5,551,050
Research In Motion Limited*	178,600	24,378,007
		34,807,071
Defense - 2.84%
ESCO Technologies Inc.*	227,300	10,187,586

Electrical Equipment - 1.11%
Power-One, Inc.*	695,600	3,971,876

Electronic Components - 6.95%
Himax Technologies, Inc., ADR*	652,500	3,500,663
IPG Photonics Corporation*	84,500	1,622,822
MediaTek Incorporation (A)	332,500	3,818,143
Microchip Technology Incorporated	75,300	2,676,539
PMC-Sierra, Inc.*	554,800	3,891,922
Samsung Electronics Co., Ltd. (A)	15,700	9,395,302
		24,905,391
Electronic Instruments - 0.90%
Energy Conversion Devices, Inc.*	92,800	3,237,792

Food and Related - 3.35%
Archer Daniels Midland Company	327,100	12,004,570

Health Care - Drugs - 6.03%
Adams Respiratory Therapeutics, Inc.*	86,700	2,913,553
Affymetrix, Inc.*	200,600	6,030,036
Animal Health International, Inc.*	294,800	3,614,248
Genzyme Corporation*	150,500	9,027,742
		21,585,579
Health Care - General - 4.28%
Advanced Medical Optics, Inc.*	203,900	7,585,080
Home Diagnostics, Inc.*	111,700	1,207,477
NightHawk Radiology Holdings, Inc.*	177,600	3,226,104
Volcano Corporation*	182,700	3,290,427
		15,309,088
Hospital Supply and Management - 13.82%
Cerner Corporation*	448,700	24,429,471
HMS Holdings Corp.*	183,900	4,007,181
HealthSouth Corporation*	171,180	3,596,492
Triad Hospitals, Inc.*	4,300	224,675
WellCare Health Plans, Inc.*	137,600	11,730,400
WellPoint, Inc.*	67,900	5,506,690
		49,494,909
Petroleum - International - 4.87%
Noble Energy, Inc.	292,100	17,423,765

Timesharing and Software - 10.91%
Alliance Data Systems Corporation*	421,000	25,942,020
Eclipsys Corporation*	182,800	3,519,814
Google Inc., Class A*	9,050	4,143,859
Yahoo! Inc.*	174,800	5,468,618
		39,074,311
Utilities - Telephone - 1.66%
ALLTEL Corporation	95,600	5,927,200

TOTAL COMMON STOCKS - 91.34%		$327,111,323

(Cost: $243,544,969)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Forest and Paper Products - 1.53%
Sonoco Products Co.,
5.47%, 4-2-07	$5,498	5,497,165

Household - General Products - 2.10%
Fortune Brands Inc.,
5.5%, 4-2-07	7,531	7,529,849

Leisure Time Industry - 1.12%
Walt Disney Company (The),
5.49%, 4-2-07	4,000	3,999,390

Publishing - 1.40%
Gannett Co., Inc.,
5.32%, 4-5-07	5,000	4,997,044

Utilities - Electric - 2.51%
Detroit Edison Co.,
5.36%, 4-2-07	4,987	4,986,258
Detroit Edison Co.,
5.35%, 4-4-07	4,000	3,998,217
		8,984,475

TOTAL SHORT-TERM SECURITIES - 8.66%		$31,007,923

(Cost: $31,007,923)

TOTAL INVESTMENT SECURITIES - 100.00%		$358,119,246

(Cost: $274,552,892)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.81%
UTi Worldwide Inc.	180,800	$4,437,736

Apparel - 2.39%
Heelys, Inc.*	445,400	13,068,036

Business Equipment and Services - 12.60%
American Reprographics Company*	209,500	6,450,505
Bucyrus International, Inc., Class A	159,600	8,213,016
CheckFree Corporation*	420,855	15,607,408
DealerTrack Holdings, Inc.*	125,000	3,836,250
Heartland Payment Systems, Inc.	212,700	5,028,228
Mobile Mini, Inc.*	198,000	5,296,500
Sotheby's, Class A	198,200	8,815,936
TETRA Technologies, Inc.*	270,200	6,676,642
Tetra Tech, Inc.*	469,700	8,943,088
		68,867,573
Capital Equipment - 4.05%
Chicago Bridge & Iron Company N.V., NY Shares	523,100	16,085,325
Gardner Denver, Inc.*	173,200	6,036,020
		22,121,345
Chemicals - Petroleum and Inorganic - 1.85%
Agrium Inc.	176,700	6,772,911
UAP Holding Corp.	128,500	3,321,082
		10,093,993
Communications Equipment - 2.13%
ARRIS Group, Inc.*	828,300	11,658,322

Computers - Main and Mini - 1.54%
Rackable Systems, Inc.*	496,900	8,429,908

Computers - Micro - 1.24%
Sonic Solutions*	480,900	6,763,859

Computers - Peripherals - 6.13%
Allscripts Healthcare Solutions, Inc.*	407,000	10,923,880
MICROS Systems, Inc.*	257,800	13,909,599
Stratasys, Inc.*	69,900	2,982,283
Vital Images, Inc.*	171,000	5,681,475
		33,497,237
Construction Materials - 1.76%
Comtech Group, Inc.*	549,600	9,601,512

Cosmetics and Toiletries - 2.78%
Bare Escentuals, Inc.*	423,100	15,176,597

Defense - 2.80%
DRS Technologies, Inc.	293,300	15,301,461

Electronic Instruments - 4.59%
Energy Conversion Devices, Inc.*	122,100	4,260,069
FLIR Systems, Inc.*	302,800	10,805,418
Trimble Navigation Limited*	373,400	10,027,657
		25,093,144
Farm Machinery - 1.01%
AGCO Corporation*	149,900	5,541,803

Finance Companies - 1.66%
Financial Federal Corporation	343,575	9,042,894

Food and Related - 2.46%
United Natural Foods, Inc.*	438,300	13,436,087

Health Care - Drugs - 1.35%
Adams Respiratory Therapeutics, Inc.*	219,300	7,369,576

Health Care - General - 7.97%
American Medical Systems Holdings, Inc.*	389,000	8,231,240
Hologic, Inc.*	229,400	13,220,322
Kyphon Inc.*	310,100	13,990,162
NuVasive, Inc.*	342,400	8,121,728
		43,563,452
Hospital Supply and Management - 7.27%
Cerner Corporation*	296,512	16,143,596
Healthways, Inc.*	316,900	14,813,491
PSS World Medical, Inc.*	413,400	8,745,477
		39,702,564
Hotels and Gaming - 6.30%
Gaylord Entertainment Company*	206,500	10,917,655
Scientific Games Corporation, Class A*	537,300	17,636,872
Shuffle Master, Inc.*	321,500	5,862,553
		34,417,080
Leisure Time Industry - 1.73%
THQ Inc.*	275,700	9,423,426

Motor Vehicle Parts - 0.88%
LKQ Corporation*	220,800	4,824,480

Petroleum - Domestic - 1.59%
Delta Petroleum Corporation*	377,700	8,677,657

Petroleum - Services - 2.11%
Dril-Quip, Inc.*	266,200	11,521,136

Railroad - 1.10%
Kansas City Southern*	169,600	6,034,368

Restaurants - 2.02%
Panera Bread Company, Class A*	187,300	11,053,510

Retail - Specialty Stores - 4.21%
O'Reilly Automotive, Inc.*	366,400	12,126,008
Tractor Supply Company*	210,900	10,856,077
		22,982,085
Timesharing and Software - 8.02%
Blackboard Inc.*	429,500	14,437,643
CoStar Group, Inc.*	108,000	4,822,200
FactSet Research Systems, Inc.	107,325	6,745,376
WebEx Communications, Inc.*	312,700	17,791,067
		43,796,286
Utilities - Telephone - 0.52%
NTELOS Holdings Corp.*	150,000	2,862,750

TOTAL COMMON STOCKS - 94.87%		$518,359,877

(Cost: $438,842,938)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 1.24%
Caterpillar Inc.,
5.3%, 4-9-07	$6,750	6,742,050

Forest and Paper Products - 0.76%
Sonoco Products Co.,
5.47%, 4-2-07	4,151	4,150,369

Health Care - Drugs - 1.76%
GlaxoSmithKline Finance plc,
5.3%, 4-10-07	7,000	6,990,725
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	2,650	2,646,476
		9,637,201
Leisure Time Industry - 1.10%
Walt Disney Company (The),
5.49%, 4-2-07	6,000	5,999,085

Total Commercial Paper - 4.86%		26,528,705

Municipal Obligation - Taxable - 0.27%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	1,500	1,500,000

TOTAL SHORT-TERM SECURITIES - 5.13%		$28,028,705

(Cost: $28,028,705)

TOTAL INVESTMENT SECURITIES - 100.00%		$546,388,582

(Cost: $466,871,643)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 1.36%
K&F Industries Holdings, Inc.*	26,600	$716,338
Orbital Sciences Corporation*	110,400	2,068,896
		2,785,234
Aluminum - 1.04%
Kaiser Aluminum Corporation*	27,300	2,130,082

Banks - 10.32%
Boston Private Financial Holdings, Inc.	111,200	3,102,480
Cathay General Bancorp	74,300	2,525,085
Columbia Banking System, Inc.	35,800	1,206,818
First Midwest Bancorp, Inc.	75,800	2,787,166
First Niagara Financial Group, Inc.	201,400	2,799,460
First State Bancorporation	48,400	1,089,968
KBW, Inc.*	69,700	2,422,772
Umpqua Holdings Corporation	81,201	2,175,781
United Bankshares, Inc.	39,500	1,384,278
Wintrust Financial Corporation	37,300	1,663,767
		21,157,575
Broadcasting - 0.34%
Outdoor Channel Holdings, Inc.*	69,400	707,880

Business Equipment and Services - 12.50%
Administaff, Inc.	30,100	1,059,520
Brink's Company (The)	80,700	5,120,415
CACI International Inc, Class A*	21,600	1,012,176
Dollar Thrifty Automotive Group, Inc.*	23,600	1,204,544
Education Realty Trust, Inc.	107,300	1,585,894
H&E Equipment Services, Inc.*	74,200	1,593,816
Lennox International Inc.	18,889	674,337
PHH Corporation*	96,400	2,945,984
Premiere Global Services, Inc.*	65,700	737,154
Sunterra Corporation*	93,936	1,472,447
TriZetto Group, Inc. (The)*	92,000	1,840,000
Waste Connections, Inc.*	109,650	3,282,921
Watson Wyatt & Company Holdings, Inc., Class A	64,100	3,118,465
		25,647,673
Capital Equipment - 2.62%
Actuant Corporation, Class A	46,300	2,350,188
Astec Industries, Inc.*	48,400	1,946,648
Chart Industries, Inc.*	18,704	339,197
Gardner Denver, Inc.*	20,900	728,365
		5,364,398
Chemicals - Specialty - 0.66%
H.B. Fuller Company	49,400	1,347,138

Communications Equipment - 1.55%
Dycom Industries, Inc.*	92,382	2,407,475
LoJack Corporation*	41,061	778,927
		3,186,402
Computers - Peripherals - 3.60%
Electronics for Imaging, Inc.*	87,800	2,061,105
Imation Corp.	74,100	2,992,158
Lawson Software, Inc.*	192,600	1,557,171
TIBCO Software Inc.*	91,890	783,362
		7,393,796
Construction Materials - 1.61%
Texas Industries, Inc.	43,700	3,300,661

Containers - 2.34%
Silgan Holdings Inc.	93,789	4,790,273

Cosmetics and Toiletries - 0.99%
Nu Skin Enterprises, Inc., Class A	122,361	2,021,404

Electronic Components - 0.46%
RF Micro Devices, Inc.*	50,300	312,866
Varian Semiconductor Equipment Associates, Inc.*	11,700	624,195
		937,061
Finance Companies - 0.90%
Jackson Hewitt Tax Service Inc.	57,500	1,850,350

Food and Related - 5.35%
Hain Celestial Group, Inc. (The)*	131,050	3,939,363
Pilgrim's Pride Corporation	130,100	4,318,019
Ralcorp Holdings, Inc.*	42,245	2,716,354
		10,973,736
Health Care - Drugs - 1.46%
Axcan Pharma Inc.*	180,784	2,985,648

Health Care - General - 2.59%
DJO Incorporated*	140,177	5,312,708

Hospital Supply and Management - 2.90%
Kindred Healthcare, Inc.*	87,500	2,868,250
Magellan Health Services, Inc.*	73,200	3,078,792
		5,947,042
Hotels and Gaming - 6.04%
Morgans Hotel Group Co.*	75,547	1,586,865
Orient-Express Hotels Ltd.	98,300	5,880,306
Pinnacle Entertainment, Inc.*	71,500	2,078,505
Vail Resorts, Inc.*	52,294	2,841,133
		12,386,809
Insurance - Property and Casualty - 3.22%
Aspen Insurance Holdings Limited	69,900	1,832,079
Endurance Specialty Holdings Ltd.	61,640	2,203,014
Platinum Underwriters Holdings, Ltd.	80,086	2,569,159
		6,604,252
Leisure Time Industry - 1.01%
LeapFrog Enterprises, Inc.*	72,752	778,446
RC2 Corporation*	32,300	1,302,336
		2,080,782
Motion Pictures - 1.13%
Regal Entertainment Group	116,700	2,318,829

Motor Vehicle Parts - 0.16%
Accuride Corporation*	22,312	325,755

Non-Residential Construction - 2.24%
Perini Corporation*	40,600	1,496,516
Washington Group International, Inc.*	46,800	3,108,456
		4,604,972
Petroleum - Domestic - 1.57%
Delta Petroleum Corporation*	69,800	1,603,655
Goodrich Petroleum Corporation*	47,866	1,609,734
		3,213,389
Petroleum - Services - 2.80%
Cal Dive International, Inc.*	96,700	1,180,707
Hercules Offshore, Inc.*	75,203	1,973,327
Oceaneering International, Inc.*	32,600	1,373,112
Universal Compression Holdings, Inc.*	17,900	1,211,472
		5,738,618
Real Estate Investment Trust - 4.50%
Arbor Realty Trust, Inc.	73,400	2,234,296
BioMed Realty Trust, Inc.	41,656	1,095,553
Corporate Office Properties Trust	40,500	1,850,040
DCT Industrial Trust Inc.	118,800	1,405,404
Gramercy Capital Corp.	33,905	1,040,205
Innkeepers USA Trust	98,397	1,601,903
		9,227,401
Restaurants - 0.79%
Landry's Restaurants, Inc.	54,844	1,623,382

Retail - Food Stores - 0.73%
Ruddick Corporation	49,863	1,499,879

Retail - General Merchandise - 3.26%
BJ's Wholesale Club, Inc.*	171,500	5,801,845
Stage Stores, Inc.	38,100	888,111
		6,689,956
Retail - Specialty Stores - 3.75%
Big 5 Sporting Goods Corporation	50,500	1,308,455
Borders Group, Inc.	128,800	2,630,096
Genesco Inc.*	19,100	793,223
Hot Topic, Inc.*	115,053	1,275,938
Jos. A. Bank Clothiers, Inc.*	26,300	929,179
Talbots, Inc. (The)	31,900	753,478
		7,690,369
Savings and Loans - 1.85%
Sterling Financial Corporation	81,021	2,527,450
WSFS Financial Corporation	19,589	1,259,475
		3,786,925
Security and Commodity Brokers - 2.91%
GFI Group Inc.*	17,500	1,188,775
National Financial Partners Corp.	17,974	843,160
Piper Jaffray Companies*	63,560	3,936,906
		5,968,841
Timesharing and Software - 0.52%
TradeStation Group, Inc.*	85,200	1,070,964

Trucking and Shipping - 2.20%
Kirby Corporation*	73,100	2,557,038
Knight Transportation, Inc.	109,200	1,945,944
		4,502,982
Utilities - Electric - 3.67%
Black Hills Corporation	75,000	2,757,750
ITC Holdings Corp.	44,400	1,922,076
PNM Resources, Inc.	88,300	2,852,090
		7,531,916
Utilities - Gas and Pipeline - 1.43%
South Jersey Industries, Inc.	77,100	2,933,655

TOTAL COMMON STOCKS - 96.37%		$197,638,737

(Cost: $178,637,703)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Household - General Products - 1.68%
Fortune Brands Inc.,
5.5%, 4-2-07	$3,446	3,445,474

Utilities - Telephone - 1.95%
Verizon Communications Inc.,
5.35%, 4-4-07	4,003	4,001,215

TOTAL SHORT-TERM SECURITIES - 3.63%		$7,446,689

(Cost: $7,446,689)

TOTAL INVESTMENT SECURITIES - 100.00%		$205,085,426

(Cost: $186,084,392)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 2.71%
Lockheed Martin Corporation	40,400	$3,919,608
Raytheon Company	119,700	6,279,462
		10,199,070
Banks - 9.39%
Bank of America Corporation	329,200	16,795,784
Citigroup Inc.	191,106	9,811,382
Wachovia Corporation	86,200	4,745,310
Wells Fargo & Company	114,700	3,949,121
		35,301,597
Beverages - 1.55%
Diageo plc, ADR	71,800	5,812,210

Business Equipment and Services - 0.91%
Waste Management, Inc.	99,400	3,420,354

Capital Equipment - 1.01%
Illinois Tool Works Inc.	73,300	3,782,280

Chemicals - Petroleum and Inorganic - 1.05%
E.I. du Pont de Nemours and Company	79,600	3,934,628

Chemicals - Specialty - 1.72%
Air Products and Chemicals, Inc.	36,700	2,711,763
Mosaic Company*	140,800	3,753,728
		6,465,491
Communications Equipment - 0.87%
Cisco Systems, Inc.*	64,100	1,634,230
Nokia Corporation, Series A, ADR	71,300	1,634,196
		3,268,426
Computers - Main and Mini - 5.44%
Hewlett-Packard Company	396,200	15,903,468
Xerox Corporation*	269,300	4,548,477
		20,451,945
Computers - Peripherals - 0.96%
Adobe Systems Incorporated (A)*	86,800	3,619,126

Defense - 1.22%
General Dynamics Corporation	59,800	4,568,720

Electronic Components - 0.39%
Motorola, Inc.	82,900	1,464,843

Finance Companies - 5.13%
Capital One Financial Corporation (A)	91,800	6,927,228
Fannie Mae	113,300	6,183,914
Freddie Mac	104,100	6,192,909
		19,304,051
Food and Related - 1.32%
General Mills, Inc.	85,200	4,960,344

Furniture and Furnishings - 0.68%
Masco Corporation	93,900	2,572,860

Health Care - Drugs - 3.79%
Endo Pharmaceuticals Holdings Inc.*	57,000	1,675,515
McKesson Corporation	110,100	6,445,254
Pfizer Inc.	242,100	6,115,446
		14,236,215
Health Care - General - 1.87%
Boston Scientific Corporation (A)*	196,700	2,860,018
Da Vita Inc. (A)*	78,300	4,174,956
		7,034,974
Hospital Supply and Management - 4.47%
Aetna Inc.	107,000	4,685,530
Coventry Health Care, Inc. (A)*	121,000	6,782,050
Humana Inc. (A)*	92,100	5,343,642
		16,811,222
Insurance - Life - 3.88%
Unum Group (A)	633,600	14,591,808

Insurance - Property and Casualty - 5.94%
Assurant, Inc.	63,800	3,421,594
Everest Re Group, Ltd.	48,000	4,616,160
MBIA Inc.	56,100	3,673,989
Travelers Companies, Inc. (The)	205,401	10,633,610
		22,345,353
Metal Fabrication - 1.87%
Loews Corporation, Carolina Group	93,200	7,046,852

Motion Pictures - 0.48%
News Corporation Limited, Class A	56,900	1,315,528
Regal Entertainment Group	25,400	504,698
		1,820,226
Multiple Industry - 3.45%
Altria Group, Inc.	147,700	12,969,537

Petroleum - International - 12.66%
Anadarko Petroleum Corporation	107,200	4,607,456
ChevronTexaco Corporation	171,900	12,713,724
ConocoPhillips	65,000	4,442,750
Devon Energy Corporation	75,000	5,191,500
Exxon Mobil Corporation	273,604	20,643,422
		47,598,852
Railroad - 1.87%
Union Pacific Corporation	69,400	7,047,570

Real Estate Investment Trust - 1.63%
Duke Realty Corporation	78,400	3,408,048
Vornado Realty Trust	22,800	2,720,952
		6,129,000
Restaurants - 1.13%
McDonald's Corporation	94,224	4,244,791

Retail - General Merchandise - 0.99%
Family Dollar Stores, Inc.	125,800	3,726,196

Retail - Specialty Stores - 0.15%
Home Depot, Inc. (The)	15,000	551,100

Security and Commodity Brokers - 8.76%
Bear Stearns Companies Inc. (The)	29,000	4,360,150
CIT Group Inc.	81,800	4,328,856
J.P. Morgan Chase & Co.	337,788	16,342,183
Morgan Stanley	100,500	7,915,380
		32,946,569
Utilities - Electric - 3.70%
Energy East Corporation	56,600	1,378,776
Exelon Corporation	36,300	2,494,173
Mirant Corporation*	114,700	4,640,762
NRG Energy, Inc.*	74,800	5,388,592
		13,902,303
Utilities - Gas and Pipeline - 2.23%
FirstEnergy Corp.	126,700	8,392,608

Utilities - Telephone - 4.03%
AT&T Inc.	214,700	8,465,621
Sprint Nextel Corporation	104,300	1,977,528
Verizon Communications Inc. (A)	124,000	4,702,080
		15,145,229

TOTAL COMMON STOCKS - 97.25%		$365,666,350

(Cost: $285,349,842)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.33%
Prudential Funding LLC,
5.24%, 4-4-07	$5,000	4,997,817

Health Care - Drugs - 0.80%
GlaxoSmithKline Finance plc,
5.3%, 4-10-07	3,000	2,996,025

Utilities - Telephone - 0.62%
AT&T Inc.,
5.41%, 4-2-07	2,347	2,346,647

TOTAL SHORT-TERM SECURITIES - 2.75%		$10,340,489

(Cost: $10,340,489)

TOTAL INVESTMENT SECURITIES - 100.00%		$376,006,839

(Cost: $295,690,331)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at March 31, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	868	April/42.5	$67,849	$60,760
Boston Scientific Corporation:	672	April/20	31,584	1,533
	672	May/19	17,808	3,928
	623	June/16	27,412	26,789
Da Vita Inc.	675	April/60	39,015	3,375
Humana Inc.	460	May/70	34,729	5,750
Unum Group	625	June/25	18,125	18,750
Verizon Communications Inc.	7	April/40	318	18
			$236,840	$120,903

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Capital One Financial Corporation:	240	April/70	$18,719	$8,400
	240	April/75	48,479	40,800
	196	May/75	35,181	47,040
	196	June/75	47,921	62,720
Coventry Health Care, Inc.	101	April/45	4,848	252
			$155,148	$159,212

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007